UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2014

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Core Plus Bond Fund

January 31, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Core Plus Bond Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information
—	Obtain share prices
—	Check your account balance and recent transactions
—	Request statements or literature
—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Core Plus Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from August 1, 2013 to January 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2013 to Jan. 1, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from August 1, 2013 to January 31, 2014 (Unaudited)

Delaware Core Plus Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Annualized Expense Ratio	Expenses Paid During Period 8/1/13 to 1/31/14*

Actual Fund return†
Class A	$1,000.00	$1,024.50	0.90%	$4.59
Class B	1,000.00	1,024.50	0.90%	4.59
Class C	1,000.00	1,020.60	1.65%	8.40
Class R	1,000.00	1,023.20	1.15%	5.86
Institutional Class	1,000.00	1,025.80	0.65%	3.32

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.67	0.90%	$4.58
Class B	1,000.00	1,020.67	0.90%	4.58
Class C	1,000.00	1,016.89	1.65%	8.39
Class R	1,000.00	1,019.41	1.15%	5.85
Institutional Class	1,000.00	1,021.93	0.65%	3.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation
Delaware Core Plus Bond Fund	As of January 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Agency Collateralized Mortgage Obligations	4.20%

Agency Mortgage-Backed Securities	21.00%

Commercial Mortgage-Backed Securities	1.69%

Convertible Bonds	0.66%

Corporate Bonds	49.00%
Banking	6.68%
Basic Industry	3.47%
Brokerage	0.79%
Capital Goods	1.40%
Communications	8.37%
Consumer Cyclical	1.96%
Consumer Non-Cyclical	2.54%
Electric	5.44%
Energy	5.29%
Finance Companies	1.22%
Insurance	2.61%
Natural Gas	3.58%
Real Estate	2.01%
Technology	3.22%
Transportation	0.42%

Municipal Bonds	0.93%

Non-Agency Asset-Backed Securities	2.19%

Non-Agency Collateralized Mortgage Obligations	0.66%

Regional Bond	0.14%

Senior Secured Loans	12.98%

Sovereign Bonds	0.31%

Supranational Banks	0.54%

U.S. Treasury Obligations	3.38%

Convertible Preferred Stock	0.16%

Preferred Stock	1.01%

Short-Term Investments	13.77%

Option Purchased	0.00%

Total Value of Securities	112.62%

Liabilities Net of Receivables and Other Assets	(12.62%)

Total Net Assets	100.00%

Schedule of investments
Delaware Core Plus Bond Fund	January 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations – 4.20%

Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00% 11/25/31	50,573	$59,778
Fannie Mae Interest Strip
Series 35 2 12.00% 7/1/18	16,638	18,570
Fannie Mae REMICs
Series 1988-15 A 9.00% 6/25/18	342	379
Series 1996-46 ZA 7.50% 11/25/26	57,686	66,237
Series 2002-83 GH 5.00% 12/25/17	183,901	194,882
Series 2011-80 CB 4.00% 8/25/26	1,953,713	2,041,568
Series 2012-122 SD 5.942% 11/25/42 •∑	220,045	55,579
Series 2012-124 SD 5.992% 11/25/42 •∑	310,408	71,920
Series 2013-26 ID 3.00% 4/25/33 ∑	298,937	49,023
Series 2013-38 AI 3.00% 4/25/33 ∑	300,819	48,466
Series 2013-44 DI 3.00% 5/25/33 ∑	889,047	148,034
Fannie Mae Whole Loan
Series 2002-W1 2A 6.659% 2/25/42 •	67,225	79,054
Freddie Mac REMICs
Series 2557 WE 5.00% 1/15/18	155,889	165,266
Series 3173 PE 6.00% 4/15/35	27,045	27,269
Series 3656 PM 5.00% 4/15/40	235,000	255,662
Series 4148 SA 5.94% 12/15/42 •∑	364,896	85,333
Series 4185 LI 3.00% 3/15/33 ∑	222,796	37,283
Series 4191 CI 3.00% 4/15/33 ∑	95,910	16,004
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ¿	26,571	31,213
GNMA
Series 2010-42 PC 5.00% 7/20/39	545,000	607,863
Series 2010-113 KE 4.50% 9/20/40	245,000	265,679
NCUA Guaranteed Notes
Series 2010-C1 A2 2.90% 10/29/20	80,000	83,467

Total Agency Collateralized Mortgage Obligations (cost $4,394,352)		4,408,529

Agency Mortgage-Backed Securities – 21.00%

Fannie Mae
2.27% 1/1/23	211,236	200,792
4.50% 5/1/41	81,192	86,271
10.50% 6/1/30	10,580	10,864
Fannie Mae ARM
2.411% 5/1/43 •	73,621	72,484
2.44% 11/1/35 •	34,528	36,568
2.518% 7/1/36 •	60,145	65,508
2.546% 6/1/43 •	24,976	24,795
3.293% 9/1/43 •	92,393	94,794

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae ARM
5.142% 8/1/35 •	20,297	$21,854
Fannie Mae S.F. 15 yr
2.50% 7/1/27	16,007	16,113
2.50% 10/1/27	80,988	81,525
2.50% 2/1/28	349,449	351,769
2.50% 5/1/28	46,791	46,993
3.00% 11/1/27	53,224	55,038
3.50% 7/1/26	111,738	117,906
4.00% 4/1/24	42,436	45,293
4.00% 5/1/24	127,311	135,963
4.00% 11/1/25	213,789	229,129
4.50% 4/1/18	9,785	10,476
5.00% 5/1/21	61,248	65,600
8.00% 10/1/16	19,126	19,899
Fannie Mae S.F. 15 yr TBA
2.50% 2/1/29	2,559,000	2,566,997
3.00% 2/1/29	3,111,000	3,210,649
3.50% 2/1/29	1,689,000	1,780,312
Fannie Mae S.F. 20 yr
3.00% 8/1/33	45,833	46,128
3.00% 9/1/33	86,263	86,819
3.50% 9/1/33	49,929	51,909
5.00% 11/1/23	8,102	8,849
5.50% 8/1/28	149,216	164,859
5.50% 12/1/29	12,943	14,297
6.00% 12/1/21	5,422	6,000
Fannie Mae S.F. 30 yr
3.00% 7/1/42	67,612	65,806
3.00% 10/1/42	1,053,379	1,025,244
3.00% 12/1/42	181,403	176,557
3.00% 1/1/43	448,162	436,190
3.00% 4/1/43	281,634	274,110
3.50% 7/1/42	13,333	13,540
4.00% 11/1/40	44,275	46,422
4.00% 1/1/41	206,971	216,960
4.00% 3/1/42	82,018	85,978
4.00% 1/1/43	99,158	103,958
4.50% 7/1/36	35,060	37,623
4.50% 4/1/40	40,051	42,971
4.50% 11/1/40	101,817	109,252
4.50% 2/1/41	48,667	52,229
4.50% 3/1/41	215,743	231,525

Schedule of investments

Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
4.50% 5/1/41	34,328	$36,943
4.50% 10/1/41	121,284	130,118
4.50% 11/1/41	108,172	116,027
4.50% 9/1/43	88,805	95,345
5.00% 10/1/35	30,972	33,830
5.00% 2/1/36	34,496	37,669
5.50% 2/1/33	65,420	72,264
5.50% 4/1/34	23,236	25,649
5.50% 11/1/34	23,000	25,354
5.50% 12/1/34	41,721	45,990
5.50% 3/1/35	32,946	36,324
5.50% 5/1/35	39,265	43,602
5.50% 12/1/35	22,923	25,240
5.50% 1/1/36	15,016	16,570
5.50% 4/1/36	12,093	13,313
5.50% 5/1/36	11,903	13,104
5.50% 8/1/37	63,274	69,687
5.50% 2/1/38	22,840	25,167
5.50% 9/1/38	79,671	87,728
6.00% 8/1/37	16,926	18,906
6.00% 9/1/37	9,466	10,510
6.00% 9/1/39	373,818	413,773
8.00% 2/1/30	19,251	19,803
10.00% 7/1/20	4,666	5,306
10.00% 5/1/22	4,163	4,613
10.00% 2/1/25	72,530	80,724
Fannie Mae S.F. 30 yr TBA
3.00% 2/1/43	989,000	961,493
3.50% 2/1/43	588,000	596,544
4.00% 3/1/42	337,000	351,902
4.00% 2/1/44	1,098,000	1,150,155
4.50% 3/1/44	2,521,000	2,696,288
Freddie Mac
4.50% 1/1/41	145,807	154,343
Freddie Mac ARM
2.265% 10/1/36 •	49,376	53,020
2.499% 7/1/36 •	27,627	29,598
Freddie Mac S.F. 15 yr
4.00% 12/1/24	35,867	38,187
4.00% 8/1/25	49,022	52,203
4.00% 4/1/26	52,699	56,123
4.50% 8/1/24	64,998	70,184

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 15 yr
5.00% 6/1/18	25,655	$27,399
Freddie Mac S.F. 30 yr
3.00% 10/1/42	80,409	78,104
3.00% 11/1/42	108,279	105,191
4.00% 11/1/40	72,568	75,853
4.50% 10/1/39	141,553	151,568
4.50% 3/1/42	439,709	471,045
4.50% 10/1/43	41,364	44,550
5.50% 3/1/40	32,877	35,941
6.00% 8/1/38	212,743	236,580
8.00% 5/1/31	54,267	62,149
10.00% 1/1/19	7,001	7,811
11.50% 6/1/15	344	346
11.50% 8/1/15	351	353
11.50% 2/1/16	1,943	1,959
11.50% 3/1/16	771	779
Freddie Mac S.F. 30 yr TBA
5.50% 3/1/44	202,000	221,009
GNMA I
12.00% 3/15/15	484	487
GNMA I GPM 30 yr
12.25% 3/15/14	328	329
GNMA I S.F. 15 yr
6.50% 7/15/14	6,216	6,229
GNMA I S.F. 30 yr
7.50% 1/15/32	9,412	11,463
8.00% 5/15/30	12,635	12,992
9.50% 10/15/19	2,563	2,576
9.50% 8/15/21	8,262	9,736
9.50% 3/15/23	10,722	12,345
10.00% 9/15/18	6,115	6,148
11.00% 8/15/15	626	628
12.00% 4/15/14	236	236
12.00% 5/15/14	131	131
12.00% 6/15/15	5,585	5,672
12.50% 1/15/16	8,235	8,383
GNMA II S.F. 30 yr
7.50% 9/20/30	13,809	16,270
8.00% 6/20/30	7,856	9,572
10.00% 11/20/15	124	125
10.00% 5/20/19	892	909
10.00% 6/20/20	2,954	3,339

Schedule of investments

Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

GNMA II S.F. 30 yr
10.00% 8/20/20	1,607	$1,832
10.00% 1/20/21	2,409	2,767
10.00% 2/20/21	7,614	8,616
10.00% 5/20/21	3,167	3,629
10.00% 6/20/21	483	516
10.50% 3/20/16	327	332
10.50% 1/20/18	250	251
10.50% 12/20/18	299	335
10.50% 2/20/19	114	114
10.50% 6/20/19	332	375
10.50% 9/20/19	316	360
10.50% 5/20/20	5,152	5,273
10.50% 8/20/20	444	447
10.50% 10/20/20	4,212	4,825
10.50% 2/20/21	17,300	17,399
11.00% 5/20/15	159	159
11.00% 7/20/19	411	413
12.00% 5/20/15	50	51
12.50% 7/20/15	110	110

Total Agency Mortgage-Backed Securities (cost $21,958,891)		22,034,428

Commercial Mortgage-Backed Securities – 1.69%

Bank of America Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38	35,158	35,181
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW12 A4 5.71% 9/11/38 •	55,000	60,180
CD1 Commercial Mortgage Trust
Series 2005-CD1 C 5.219% 7/15/44 •	65,000	67,576
Commercial Mortgage Pass Through Certificates
Series 2005-C6 A5A 5.116% 6/10/44 •	95,000	99,853
Series 2013-CR12 A4 4.046% 10/10/46 ¿	65,000	67,042
Credit Suisse Commercial Mortgage Trust
Series 2006-C1 AAB 5.465% 2/15/39 •	36,276	36,982
FREMF Mortgage Trust
Series 2010-K7 B 144A 5.435% 4/25/20 #•	43,000	46,771
Goldman Sach Mortgage Securities II
Series 2010-C1 A2 144A 4.592% 8/10/43 #	245,000	268,233
Series 2010-C1 C 144A 5.635% 8/10/43 #•	150,000	164,565
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	18,594	19,205
Series 2005-C3 B 4.895% 7/15/40 •	60,000	61,699

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

Morgan Stanley Capital I
Series 2005-HQ7 5.207% 11/14/42 •	480,000	$477,777
Series 2005-HQ7 AJ 5.207% 11/14/42 •	35,000	36,793
Timberstar Trust
Series 2006-1A A 144A 5.668% 10/15/36 #	185,000	201,877
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	130,000	124,713

Total Commercial Mortgage-Backed Securities (cost $1,748,753)		1,768,447

Convertible Bonds – 0.66%

Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18 #	24,000	20,460
Alere 3.00% exercise price $43.98, expiration date 5/15/16	22,000	24,915
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	20,000	21,725
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27 f	39,000	38,561
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	25,000	26,297
Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19 #	5,000	6,775
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	11,000	11,192
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	19,000	27,158
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	15,000	10,838
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	5,000	11,403
General Cable 5.00% exercise price $35.88, expiration date 11/15/29 f	43,000	46,332
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	7,000	24,806
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	9,000	10,204
Hologic 2.00% exercise price $31.17, expiration date 2/27/42 f	19,000	19,297
Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16 #	11,000	20,240
Intel 3.25% exercise price $21.94, expiration date 8/1/39	19,000	25,116
Jefferies Group 3.875% exercise price $45.51, expiration date 10/31/29	32,000	33,940
Lexington Realty Trust 144A 6.00% exercise price $6.76, expiration date 1/11/30 #	12,000	19,238

Schedule of investments

Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Liberty Interactive 144A 0.75% exercise price $1,000.00, expiration date 3/30/43 #	23,000	$27,744
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	11,000	15,462
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	6,000	20,558
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	27,000	26,899
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	44,000	51,755
Peabody Energy 4.75% exercise price $57.95, expiration date 12/15/41	19,000	14,939
Ryman Hospitality Properties 144A 3.75% exercise price $21.38, expiration date 9/29/14 #	13,000	25,171
SanDisk 1.50% exercise price $52.00, expiration date 8/11/17	17,000	24,937
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	8,000	24,470
Steel Dynamics 5.125% exercise price $17.14, expiration date 6/15/14	9,000	9,591
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	24,000	24,075
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	26,000	22,376
Vector Group 2.50% exercise price $17.62, expiration date 1/14/19 •	8,000	9,742

Total Convertible Bonds (cost $626,359)		696,216

Corporate Bonds – 49.00%

Banking – 6.68%
Bancolombia 5.95% 6/3/21	180,000	188,550
Bank of America
2.60% 1/15/19	95,000	95,652
4.125% 1/22/24	170,000	171,998
Barclays Bank 7.625% 11/21/22	400,000	426,000
BB&T 5.25% 11/1/19	377,000	427,955
BBVA Banco Continental 144A 3.25% 4/8/18 #	85,000	85,000
City National 5.25% 9/15/20	160,000	176,029
Credit Suisse 144A 6.50% 8/8/23 #	250,000	266,250
Credit Suisse Group 144A 7.50% 12/11/49 #•	200,000	210,752
Fifth Third Bancorp 4.30% 1/16/24	85,000	84,982
Goldman Sachs Group 2.625% 1/31/19	125,000	125,252
HBOS Capital Funding 144A 6.071% 6/29/49 #•	790,000	793,950
ING Bank 144A 5.80% 9/25/23 #	200,000	209,754

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
JPMorgan Chase
3.875% 2/1/24	230,000	$230,078
4.85% 2/1/44	65,000	65,111
6.75% 8/29/49 —	115,000	117,128
KeyBank 5.45% 3/3/16	250,000	272,306
KFW 1.875% 4/1/19	170,000	171,047
Morgan Stanley
4.10% 5/22/23	345,000	336,620
5.00% 11/24/25	205,000	208,447
Northern Trust 3.95% 10/30/25	80,000	80,439
PNC Financial Services Group 2.854% 11/9/22 f	175,000	167,094
Rabobank 4.625% 12/1/23	250,000	253,619
RBS Capital Trust I 2.112% 12/29/49 —	70,000	68,250
SVB Financial Group 5.375% 9/15/20	150,000	169,138
U.S. Bank North America 4.95% 10/30/14	250,000	258,764
USB Capital IX 3.50% 10/29/49 —	705,000	564,000
VEB Finance 144A 4.224% 11/21/18 #	200,000	198,250
Wachovia 0.609% 10/15/16 —	95,000	94,696
Wells Fargo 144A 4.48% 1/16/24 #	108,000	110,507
Zions Bancorp
4.50% 3/27/17	160,000	170,588
4.50% 6/13/23	115,000	114,987
7.75% 9/23/14	95,000	98,578

		7,011,771

Basic Industry – 3.47%
ArcelorMittal 10.35% 6/1/19	330,000	414,150
Barrick Gold 4.10% 5/1/23	145,000	134,102
Barrick North America Finance 5.75% 5/1/43	40,000	37,178
CF Industries
6.875% 5/1/18	210,000	245,694
7.125% 5/1/20	275,000	327,672
Dow Chemical 8.55% 5/15/19	479,000	616,991
FMC 4.10% 2/1/24	125,000	127,412
FMG Resources August 2006 144A 6.875% 4/1/22 #	160,000	173,400
Georgia-Pacific 8.00% 1/15/24	100,000	132,156
International Paper 7.50% 8/15/21	205,000	257,911
Mosaic 5.625% 11/15/43	115,000	118,470
Perstorp Holding 144A 8.75% 5/15/17 #	200,000	214,500
Plains Exploration & Production 6.50% 11/15/20	130,000	143,162
Rio Tinto Finance USA 3.50% 11/2/20	110,000	112,913
Rock-Tenn 3.50% 3/1/20	70,000	71,104
Rockwood Specialties Group 4.625% 10/15/20	115,000	117,300

Schedule of investments

Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Teck Resources 3.75% 2/1/23	140,000	$133,196
Vale Overseas 5.625% 9/15/19	70,000	76,465
Vedanta Resources 144A 6.00% 1/31/19 #	200,000	190,500

		3,644,276

Brokerage – 0.79%
Jefferies Group
5.125% 1/20/23	285,000	296,074
6.45% 6/8/27	60,000	63,958
6.50% 1/20/43	50,000	52,011
Lazard Group 6.85% 6/15/17	366,000	419,870

		831,913

Capital Goods – 1.40%
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	545,000	592,688
Cemex Espana Luxembourg 144A 9.25% 5/12/20 #	180,000	195,570
Crane
2.75% 12/15/18	65,000	66,002
4.45% 12/15/23	65,000	66,840
Ingersoll-Rand Global Holding
144A 2.875% 1/15/19 #	225,000	226,688
144A 4.25% 6/15/23 #	105,000	107,105
URS 3.85% 4/1/17	25,000	25,859
Votorantim Cimentos 144A 7.25% 4/5/41 #	200,000	186,000

		1,466,752

Communications – 8.37%
American Tower 5.00% 2/15/24	25,000	26,370
American Tower Trust I
144A 1.551% 3/15/43 #	85,000	83,582
144A 3.07% 3/15/23 #	210,000	202,481
AT&T
2.375% 11/27/18	70,000	70,646
4.30% 12/15/42	95,000	82,301
CC Holdings GS V 3.849% 4/15/23	445,000	429,187
CenturyLink 5.80% 3/15/22	265,000	262,350
Columbus International 144A 11.50% 11/20/14 #	100,000	105,225
Crown Castle Towers 144A 4.883% 8/15/20 #	800,000	872,210
DISH DBS 5.00% 3/15/23	655,000	615,700
Intelsat Jackson Holdings 144A 5.50% 8/1/23 #	345,000	330,769
Interpublic Group 3.75% 2/15/23	90,000	87,043
Myriad International Holdings 144A 6.375% 7/28/17 #	100,000	110,750
Nara Cable Funding 144A 8.875% 12/1/18 #	500,000	545,000
Nielsen Finance 4.50% 10/1/20	735,000	729,488

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
Orange
2.75% 2/6/19	150,000	$150,764
5.50% 2/6/44	50,000	50,962
Qwest 6.75% 12/1/21	185,000	206,863
SBA Tower Trust 144A 2.24% 4/16/18 #	160,000	158,399
SES 144A 3.60% 4/4/23 #	365,000	356,085
Sinclair Television Group 6.125% 10/1/22	430,000	436,450
Sprint 144A 7.125% 6/15/24 #	160,000	161,200
Telefonica Emisiones 4.57% 4/27/23	570,000	575,277
Telemar Norte Leste 144A 5.50% 10/23/20 #	265,000	249,431
Time Warner Cable 8.25% 4/1/19	385,000	455,758
Verizon Communications
5.15% 9/15/23	470,000	511,946
6.40% 9/15/33	120,000	141,017
6.55% 9/15/43	20,000	24,093
Zayo Group 10.125% 7/1/20	645,000	749,006

		8,780,353

Consumer Cyclical – 1.96%
General Motors 144A 3.50% 10/2/18 #	115,000	118,019
Historic TW 6.875% 6/15/18	220,000	262,825
Host Hotels & Resorts
3.75% 10/15/23	45,000	43,154
4.75% 3/1/23	175,000	181,113
5.25% 3/15/22	180,000	192,907
5.875% 6/15/19	75,000	81,413
Hyundai Capital America 144A 2.125% 10/2/17 #	130,000	130,408
International Game Technology 5.35% 10/15/23	225,000	238,314
Marriott International 3.375% 10/15/20	100,000	100,884
QVC 4.375% 3/15/23	435,000	419,574
TRW Automotive 144A 4.45% 12/1/23 #	90,000	87,525
Wyndham Worldwide
4.25% 3/1/22	100,000	101,058
5.625% 3/1/21	90,000	98,403

		2,055,597

Consumer Non-Cyclical – 2.54%
Anheuser-Busch InBev Finance 3.70% 2/1/24	140,000	142,451
BFF International 144A 7.25% 1/28/20 #	100,000	110,000
Boston Scientific 6.00% 1/15/20	240,000	279,190
BRF 144A 5.875% 6/6/22 #	255,000	253,088
CareFusion 6.375% 8/1/19	230,000	266,597
Celgene 3.95% 10/15/20	120,000	127,375
Coca-Cola Femsa 2.375% 11/26/18	150,000	151,177

Schedule of investments

Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Constellation Brands 4.25% 5/1/23	75,000	$71,062
Cosan Luxembourg 144A 5.00% 3/14/23 #	200,000	171,000
Del Monte 7.625% 2/15/19	55,000	57,200
Immucor 11.125% 8/15/19	30,000	33,862
JBS Investments 144A 7.75% 10/28/20 #	200,000	206,000
Korea Expressway 144A 1.875% 10/22/17 #	200,000	198,830
Kroger 3.30% 1/15/21	180,000	180,963
Mylan 144A 6.00% 11/15/18 #	245,000	260,668
Thermo Fisher Scientific 4.15% 2/1/24	25,000	25,467
Yale University 2.90% 10/15/14	125,000	127,351

		2,662,281

Electric – 5.44%
AES 7.375% 7/1/21	535,000	595,188
AES Gener 144A 8.375% 12/18/73 #—	200,000	210,500
Ameren Illinois 9.75% 11/15/18	389,000	519,148
American Transmission Systems 144A 5.25% 1/15/22 #	100,000	108,499
Cleveland Electric Illuminating 5.50% 8/15/24	230,000	255,418
CMS Energy 6.25% 2/1/20	190,000	222,918
ComEd Financing III 6.35% 3/15/33	190,000	181,378
Electricite de France
144A 4.875% 1/22/44 #	30,000	29,288
144A 5.25% 1/29/49 #—	325,000	314,584
144A 5.625% 12/29/49 #—	100,000	97,525
Enel 144A 8.75% 9/24/73 #—	200,000	217,500
Integrys Energy Group 6.11% 12/1/66 —	295,000	297,772
LG&E & KU Energy 4.375% 10/1/21	380,000	401,080
National Rural Utilities Cooperative Finance
4.75% 4/30/43 —	190,000	179,075
NextEra Energy Capital Holdings 6.35% 10/1/66 —	440,000	435,862
NV Energy 6.25% 11/15/20	100,000	118,701
Pennsylvania Electric 5.20% 4/1/20	175,000	192,746
PPL Capital Funding 6.70% 3/30/67 —	150,000	151,606
Puget Energy 6.00% 9/1/21	65,000	74,894
Puget Sound Energy 6.974% 6/1/67 —	525,000	553,230
Wisconsin Energy 6.25% 5/15/67 —	535,000	548,778

		5,705,690

Energy – 5.29%
CNOOC Curtis Funding 144A 4.50% 10/3/23 #	200,000	199,048
Continental Resources 4.50% 4/15/23	225,000	230,818
Gazprom Neft 144A 6.00% 11/27/23 #	200,000	200,250
KazMunayGas National 144A 9.125% 7/2/18 #	210,000	251,212
Newfield Exploration 5.625% 7/1/24	175,000	175,875

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
ONGC Videsh 2.50% 5/7/18	200,000	$190,890
Pacific Rubiales Energy
144A 5.375% 1/26/19 #	100,000	100,750
144A 7.25% 12/12/21 #	100,000	105,500
Petrobras International Finance 5.375% 1/27/21	300,000	297,712
Petrohawk Energy 7.25% 8/15/18	340,000	364,752
Petroleos de Venezuela 8.50% 11/2/17	70,000	54,495
Pride International 6.875% 8/15/20	475,000	575,177
PTT Exploration & Production 144A 3.707% 9/16/18 #	200,000	203,817
QEP Resources 5.375% 10/1/22	645,000	627,262
Samson Investment 144A 10.50% 2/15/20 #	425,000	469,625
SandRidge Energy 8.75% 1/15/20	235,000	254,975
Sunoco Logistics Partners Operations 3.45% 1/15/23	20,000	18,761
Talisman Energy 5.50% 5/15/42	470,000	460,769
Whiting Petroleum 5.00% 3/15/19	645,000	665,962
Woodside Finance 144A 8.75% 3/1/19 #	85,000	108,703

		5,556,353

Finance Companies – 1.22%
Ford Motor Credit 12.00% 5/15/15	200,000	228,108
General Electric Capital
2.10% 12/11/19	65,000	64,250
4.375% 9/16/20	240,000	262,798
6.25% 12/29/49 —	300,000	314,058
7.125% 12/29/49 —	100,000	112,555
International Lease Finance
5.875% 4/1/19	85,000	91,800
6.25% 5/15/19	88,000	95,920
8.75% 3/15/17	100,000	116,875

		1,286,364

Insurance – 2.61%
Allstate 5.75% 8/15/53 —	185,000	187,752
American International Group
8.175% 5/15/58 —	200,000	249,500
8.25% 8/15/18	100,000	125,854
Chubb 6.375% 3/29/67 —	680,000	753,100
Highmark
144A 4.75% 5/15/21 #	200,000	196,778
144A 6.125% 5/15/41 #	30,000	27,676
ING U.S. 5.65% 5/15/53 —	220,000	211,310
Liberty Mutual Group 144A 4.25% 6/15/23 #	220,000	218,802
Prudential Financial
3.875% 1/14/15	65,000	67,022

Schedule of investments

Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance (continued)
Prudential Financial
4.50% 11/15/20	50,000	$54,722
5.625% 6/15/43 —	95,000	95,494
5.875% 9/15/42 —	245,000	252,350
6.00% 12/1/17	120,000	139,230
XL Group 6.50% 12/29/49 —	160,000	157,600

		2,737,190

Natural Gas – 3.58%
AmeriGas Finance 7.00% 5/20/22	350,000	382,375
El Paso Pipeline Partners Operating 6.50% 4/1/20	295,000	342,669
Enbridge Energy Partners 8.05% 10/1/37 —	265,000	298,690
Energy Transfer Partners
3.60% 2/1/23	160,000	151,599
5.95% 10/1/43	185,000	191,543
9.70% 3/15/19	127,000	165,619
Enterprise Products Operating 7.034% 1/15/68 —	450,000	499,933
Kinder Morgan Energy Partners 9.00% 2/1/19	415,000	531,092
Plains All American Pipeline 8.75% 5/1/19	195,000	252,131
TransCanada PipeLines 6.35% 5/15/67 —	310,000	320,144
Williams Partners 7.25% 2/1/17	535,000	621,253

		3,757,048

Real Estate – 2.01%
CBL & Associates 5.25% 12/1/23	95,000	98,023
Corporate Office Properties
3.60% 5/15/23	150,000	139,297
5.25% 2/15/24	85,000	89,310
CubeSmart 4.375% 12/15/23	45,000	45,507
DDR
4.625% 7/15/22	80,000	83,008
4.75% 4/15/18	80,000	87,017
7.875% 9/1/20	90,000	112,088
9.625% 3/15/16	150,000	175,041
Digital Realty Trust
5.25% 3/15/21	450,000	469,189
5.875% 2/1/20	95,000	104,606
Duke Realty 3.625% 4/15/23	150,000	141,380
Mid-America Apartments 4.30% 10/15/23	70,000	69,772
National Retail Properties 3.80% 10/15/22	90,000	88,097
Regency Centers
4.80% 4/15/21	55,000	58,678
5.875% 6/15/17	95,000	106,199
USB Realty 144A 1.386% 12/29/49 #—	100,000	91,000

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
Weingarten Realty Investors 3.50% 4/15/23	165,000	$155,285

		2,113,497

Technology – 3.22%
Baidu 3.25% 8/6/18	245,000	248,312
BMC Software Finance 144A 8.125% 7/15/21 #	550,000	570,625
Broadridge Financial Solutions 3.95% 9/1/20	100,000	102,521
Fidelity National Information Services 3.50% 4/15/23	220,000	206,568
National Semiconductor 6.60% 6/15/17	255,000	298,977
NetApp
2.00% 12/15/17	125,000	125,530
3.25% 12/15/22	45,000	41,892
Samsung Electronics America 144A 1.75% 4/10/17 #	200,000	200,298
Seagate HDD Cayman 144A 3.75% 11/15/18 #	125,000	127,812
Total System Services
2.375% 6/1/18	80,000	79,716
3.75% 6/1/23	130,000	123,677
VeriSign 4.625% 5/1/23	705,000	678,562
Xerox 6.35% 5/15/18	490,000	571,223

		3,375,713

Transportation – 0.42%
Brambles USA 144A 3.95% 4/1/15 #	80,000	82,624
DP World Sukuk 144A 6.25% 7/2/17 #	100,000	110,850
ERAC USA Finance 144A 5.25% 10/1/20 #	220,000	245,692

		439,166

Total Corporate Bonds (cost $49,945,926)		51,423,964

Municipal Bonds – 0.93%

California Statewide Communities Development Authority (Kaiser Permanente)
Series A 5.00% 4/1/42	45,000	46,057
Fairfax County, Virginia
Series B 5.00% 4/1/24	80,000	96,498
Golden State, California Tobacco Securitization Corporation Settlement Revenue (Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47	165,000	119,538
5.75% 6/1/47	60,000	47,497
New Jersey Transportation Trust Fund
Series A 5.00% 6/15/42	40,000	41,338
Series AA 5.00% 6/15/44	130,000	134,367
New York City, New York
Series I 5.00% 8/1/22	50,000	58,338

Schedule of investments

Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

New York City Transitional Finance Authority (New York City Recovery)
Series 13 5.00% 11/1/22	120,000	$142,556
New York City Water & Sewer System
(Second Generation) Series BB 5.00% 6/15/47	25,000	26,153
New York State Thruway Authority
Series A 5.00% 5/1/19	60,000	69,844
State of Maryland Local Facilities
Series A 5.00% 8/1/21	85,000	102,712
Texas A&M University
Series D 5.00% 5/15/22	15,000	18,021
Series D 5.00% 5/15/23	15,000	17,996
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond
6.75% 6/30/43 (AMT)	55,000	59,132

Total Municipal Bonds (cost $946,346)		980,047

Non-Agency Asset-Backed Securities – 2.19%

Ally Master Owner Trust
Series 2013-2 A 0.61% 4/15/18 —	200,000	200,445
Appalachian Consumer Rate Relief Funding
Series 2013-1 A1 2.008% 2/1/24	120,000	119,576
Avis Budget Rental Car Funding AESOP
Series 2011-2A A 144A 2.37% 11/20/14 #	135,000	136,383
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	92,544	92,533
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20	100,000	115,260
Series 2013-A2 A2 0.34% 2/15/19 —	440,000	439,428
Enterprise Fleet Financing
Series 2012-1 A2 144A 1.14% 11/20/17 #	106,361	106,574
John Deere Owner Trust
Series 2011-A A4 1.96% 4/16/18	145,000	145,824
Mercedes-Benz Auto Lease Trust
Series 2013-A A4 0.72% 12/17/18	180,000	180,173
Navistar Financial Owner Trust
Series 2012-A A2 144A 0.85% 3/18/15 #	38,501	38,505
Trafigura Securitisation Finance
Series 2012-1A A 144A 2.56% 10/15/15 #—	160,000	161,925

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Volvo Financial Equipment
Series 2012-1A A4 144A 1.09% 8/15/17 #	330,000	$330,870
World Omni Automobile Lease Securitization Trust
Series 2012-A A3 0.93% 11/16/15	230,000	230,576

Total Non-Agency Asset-Backed Securities (cost $2,297,630)		2,298,072

Non-Agency Collateralized Mortgage Obligations – 0.66%

American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 f	10,587	10,831
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.948% 11/25/36 f	300,000	287,574
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.723% 5/19/27 #—	67,406	68,388
JPMorgan Mortgage Trust
Series 2007-A1 7A4 2.71% 7/25/35 —	198,253	177,271
Structured Asset Securities Corporation Mortgage Pass-Through
Series 2004-20 2A1 5.50% 11/25/34 ¿	53,248	55,064
Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35 ¿	114,840	66,222
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 2.641% 4/25/36 —	24,785	23,206

Total Non-Agency Collateralized Mortgage Obligations (cost $723,801)		688,556

Regional Bond – 0.14%Δ

Canada – 0.14%
Province of Ontario Canada 2.00% 1/30/19	140,000	140,740

Total Regional Bond (cost $139,920)		140,740

Senior Secured Loans – 12.98%«

Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20	345,000	348,473
Allegion U.S. Holding Tranche B 3.00% 12/26/20	355,000	356,553
ARAMARK Tranche D 4.00% 9/30/19	170,000	171,274
Azure Midstream Tranche B 6.50% 10/21/18	190,000	192,316
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	319,573	323,048
Burlington Coat Factory Warehouse Tranche B2 4.00% 2/23/17	669,339	676,555
Chrysler Group Tranche B 4.25% 5/24/17	168,702	169,847
Clear Channel Communications Tranche B 3.65% 1/29/16	226,352	221,158
DaVita Tranche B 4.50% 10/20/16	196,456	197,561
Drillships Financing Holding Tranche B1 6.00% 2/17/21	169,150	173,379

Schedule of investments

Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Emdeon 1st Lien 3.75% 11/2/18	583,171	$585,965
Energy Transfer 1st Lien 3.25% 12/2/19	125,000	125,234
First Data 1st Lien 4.00% 4/5/17	300,857	301,421
Gray Television 4.50% 10/11/19	54,432	54,909
HCA Tranche B4 2.75% 5/1/18	698,250	700,269
HCA Tranche B5 1st Lien 2.75% 3/31/17	453,862	455,250
Hilton Worldwide Finance Tranche B2 3.75% 9/23/20	676,000	681,606
Houghton International 2nd Lien 9.50% 11/20/20	475,000	488,062
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	206,325	208,414
Immucor Tranche B2 5.00% 8/19/18	494,663	498,991
Infor U.S. Tranche B5 1st Lien 3.75% 6/3/20	177,618	178,479
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	519,117	523,854
Landry’s Tranche B 4.75% 4/24/18	178,038	180,041
Level 3 Financing Tranche B 4.00% 1/15/20	250,000	252,031
MultiPlan Tranche B 4.00% 8/18/17	13,301	13,417
Neiman Marcus Group 5.00% 10/18/20	408,975	414,285
Novelis Tranche B 3.75% 3/10/17	182,126	183,557
Nuveen Investments 1st Lien 4.00% 5/13/17	550,000	550,172
Nuveen Investments 2nd Lien 6.50% 2/28/19	870,000	868,912
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	448,800	450,637
PQ Tranche B 4.50% 8/7/17	133,650	135,022
Samson Investment 2nd Lien 5.00% 9/25/18	345,000	348,968
Scientific Games International 4.25% 5/22/20	270,000	271,663
Smart & Final Tranche B 1st Lien 4.50% 11/15/19	192,061	192,229
Sprouts Farmers Markets Holdings 4.00% 4/12/20	150,188	151,221
Truven Health Analytics Tranche B 4.50% 5/23/19	281,445	282,500
Univision Communications Tranche C1 1st Lien 4.50% 2/22/20	192,074	193,360
Univision Communications Tranche C2 4.50% 2/6/20	367,225	369,520
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18	188,104	189,514
Valeant Pharmaceuticals Tranche B 4.50% 5/30/20	248,125	250,955
Vantage Drilling Tranche B 1st Lien 5.00% 10/25/17	180,375	181,784
Zayo Group Tranche B 1st Lien 4.00% 7/2/19	507,310	511,115

Total Senior Secured Loans (cost $13,487,830)		13,623,521

Sovereign Bonds – 0.31%Δ

Gabon – 0.19%
Gabonese Republic 144A 6.375% 12/12/24 #	200,000	206,500

		206,500

Hungary – 0.05%
Hungary Government International Bond 5.75% 11/22/23	50,000	49,562

		49,562

	Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

Romania – 0.07%
Romanian Government International Bond 144A
4.875% 1/22/24 #	72,000	$70,560

		70,560

Total Sovereign Bonds (cost $320,509)		326,622

Supranational Banks – 0.54%

European Investment Bank
1.875% 3/15/19	170,000	170,567
3.25% 1/29/24	205,000	207,473
Inter-American Development Bank 4.375% 1/24/44	60,000	61,653
International Bank for Reconstruction & Development
1.875% 3/15/19	130,000	130,860

Total Supranational Banks (cost $562,335)		570,553

U.S. Treasury Obligations – 3.38%

U.S. Treasury Bonds
3.625% 8/15/43	280,000	280,087
3.75% 11/15/43	55,000	56,289
U.S. Treasury Notes
1.50% 12/31/18 ¥	920,000	920,683
1.50% 1/31/19	1,020,000	1,019,561
2.375% 12/31/20	45,000	45,744
2.75% 11/15/23	1,210,000	1,218,886

Total U.S. Treasury Obligations (cost $3,489,953)		3,541,250

	Number of Shares

Convertible Preferred Stock – 0.16%

ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15	475	11,727
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	7	7,820
Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49	16	18,190
Dominion Resources
6.00% exercise price $65.27, expiration date 7/1/16	90	5,043
6.125% exercise price $65.27, expiration date 4/1/16	90	5,034
Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14	400	26,412
HealthSouth 6.50% exercise price $30.18, expiration date 12/31/49	10	12,002

Schedule of investments

Delaware Core Plus Bond Fund

	Number of Shares	Value (U.S. $)

Convertible Preferred Stock (continued)

Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	405	$21,273
MetLife 5.00% exercise price $44.27, expiration date 3/26/14	550	16,032
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	280	28,490
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	14	16,205

Total Convertible Preferred Stock (cost $161,901)		168,228

Preferred Stock – 1.01%

Alabama Power 5.625%	3,715	85,705
Integrys Energy Group 6.00% —	4,400	107,316
National Retail Properties 5.70%	4,225	85,345
Public Storage 5.20%	4,400	87,692
U.S. Bancorp 3.50% —	350	268,278
Wells Fargo 5.20%	20,200	429,250

Total Preferred Stock (cost $1,167,835)		1,063,586

	Principal amount°

Short-Term Investments – 13.77%

Repurchase Agreements – 8.83%
Bank of America Merril Lynch
0.01%, dated 1/31/14, to be repurchased on 2/3/14, repurchase price $2,334,724 (collateralized by U.S. government obligations 0.00%-1.25% 5/8/14-11/30/18; market value $2,381,417)	2,334,723	2,334,723
Bank of Montreal
0.02%, dated 1/31/14, to be repurchased on 2/3/14, repurchase price $389,121 (collateralized by U.S. government obligations 0.25%-2.75% 4/30/14-11/15/23; market value $396,903)	389,120	389,120
BNP Paribas
0.02%, dated 1/31/14, to be repurchased on 2/3/14, repurchase price $6,542,168 (collateralized by U.S. government obligations 0.25%-2.375% 3/31/14-12/31/20; market value $6,673,000)	6,542,157	6,542,157

		9,266,000

U.S. Treasury Obligations – 4.94%≠
U.S. Treasury Bills
0.058% 4/24/14	4,032,816	4,032,582

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

U.S. Treasury Obligations≠ (continued)
U.S. Treasury Bills
0.093% 11/13/14	1,151,561	$1,150,916

		5,183,498

Total Short-Term Investments (cost $14,449,001)		14,449,498

	Number of Contracts	Value (U.S.$)

Option Purchased – 0.00%

Currency Call Option – 0.00%
USD vs TRY strike price TRY 200, expiration date 3/12/14	223,100	20

Total Option Purchased (cost $1,151)		20

Total Value of Securities – 112.62% (cost $116,422,493)		$118,182,277

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2014, the aggregate value of Rule 144A securities was $15,001,012, which represents 14.29% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Jan. 31, 2014. Interest rates reset periodically.

¥	Fully or partially pledged as collateral for futures contracts.

Δ	Securities have been classified by country of origin.

S	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2014.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2014.

Schedule of investments

Delaware Core Plus Bond Fund

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at Jan. 31, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	CAD	(33,260)	USD	30,606	2/14/14	$747
BAML	CLP	11,391,355	USD	(20,477)	2/14/14	(2)
BAML	ZAR	(228,277)	USD	20,477	2/14/14	(25)
BNYM	NGN	(15,528,234)	USD	95,335	2/3/14	(129)
DB	EUR	(278,234)	USD	378,785	2/14/14	3,488
TD	JPY	(402,887)	USD	3,911	2/14/14	(32)
UBS	COP	41,354,382	USD	(20,508)	2/14/14	(10)
UBS	MXN	567,716	USD	(43,233)	2/14/14	(810)

						$3,227

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3)	S&P 500 E-mini	$(272,555)	$(266,490)	3/22/14	$6,065
108	U.S. Treasury 10 yr Notes	13,471,959	13,581,000	3/21/14	109,041
33	U.S. Treasury 5 yr Notes	3,961,499	3,980,625	4/1/14	19,126
7	U.S. Treasury Long Bonds	934,311	935,156	3/21/14	845

		$18,095,214			$135,077

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)

	Protection Purchased:
JPMC	CDX.EM.20-V1	$555,000	5.00%	12/20/18	$1,703

					$1,703

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

ARM – Adjustable Rate Mortgage

BAML – Bank of America Merrill Lynch

BNYM – BNY Mellon

CAD – Canadian Dollar

CDX.EM – Credit Default Swap Index Emerging Markets

CLP – Chilean Peso

COP – Colombian Peso

DB – Deutsche Bank

EUR – European Monetary Unit

GNMA – Government National Mortgage Association

GPM – Graduated Payment Mortgage

GSMPS – Goldman Sachs Reperforming Mortgage Securities

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

MXN – Mexican Peso

NCUA – National Credit Union Administration

NGN – Nigerian Naira

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

UBS – Union Bank of Switzerland

USD – United States Dollar

yr – Year

ZAR – South African Rand

Statement of assets and liabilities
Delaware Core Plus Bond Fund	January 31, 2014 (Unaudited)

Assets:
Investments, at value[1]	$103,732,779
Short-term investments, at value[2]	14,449,498
Foreign currencies, at value[3]	518,418
Cash	147,768
Receivables for securities sold	14,412,201
Dividends and interest receivable	885,058
Receivables for fund shares sold	44,155
Variation margin receivable on futures contracts	39,351
Unrealized gain on foreign currency exchange contracts	4,235
Unrealized gain on credit default swap contracts	1,703

Total assets	134,235,166

Liabilities:
Payable for securities purchased	28,696,081
Payable for fund shares redeemed	190,403
Due to brokers	113,398
Income distribution payable	85,217
Interest payable on credit default swap contracts	2,612
Other accrued expenses	99,651
Investment management fees payable	30,425
Distribution fees payable	26,299
Other affiliates payable	6,264
Trustees’ fees and expenses payable	337
Upfront payment received on credit default swap contracts	40,070
Unrealized loss on foreign currency exchange contracts	1,008

Total liabilities	29,291,765

Total Net Assets	$104,943,401

Net Assets Consist of:
Paid-in capital	$106,843,710
Distributions in excess of net investment income	(438,473)
Accumulated net realized loss on investments	(3,360,644)
Net unrealized appreciation of investments and derivatives	1,898,808

Total Net Assets	$104,943,401

[1]Investments, at cost	$101,973,492
[2]Short-term investments, at cost	14,449,001
[3]Foreign currencies, at cost	519,035

Class A:
Net assets	$70,135,025
Shares of beneficial interest outstanding, unlimited authorization, no par	8,341,915
Net asset value per share	$8.41
Sales charge	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$8.81

Class B:
Net assets	$440,817
Shares of beneficial interest outstanding, unlimited authorization, no par	52,427
Net asset value per share	$8.41

Class C:
Net assets	$9,365,270
Shares of beneficial interest outstanding, unlimited authorization, no par	1,112,572
Net asset value per share	$8.42

Class R:
Net assets	$7,457,989
Shares of beneficial interest outstanding, unlimited authorization, no par	884,105
Net asset value per share	$8.44

Institutional Class:
Net assets	$17,544,300
Shares of beneficial interest outstanding, unlimited authorization, no par	2,084,348
Net asset value per share	$8.42

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Core Plus Bond Fund	Six months ended January 31, 2014 (Unaudited)

Investment Income:
Interest	$2,092,070
Dividends	44,771
Securities lending income	95

2,136,936

Expenses:
Management fees	335,370
Distribution expenses – Class A	101,307
Distribution expenses – Class B	2,797
Distribution expenses – Class C	48,808
Distribution expenses – Class R	21,079
Transfer agent fees and expenses	95,200
Registration fees	39,138
Accounting and administration expenses	23,192
Reports and statements to shareholders	21,020
Audit and tax	20,756
Legal fees	15,243
Custodian fees	9,798
Trustees’ expenses	3,332
Other	19,681

756,721
Less expenses waived	(184,545)
Less waived distribution expenses – Class A	(6,552)
Less waived distribution expenses – Class B	(2,098)
Less waived distribution expenses – Class R	(1,328)
Less expense paid indirectly	(60)

Total operating expenses	562,138

Net Investment Income	1,574,798

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(206,917)
Foreign currencies	(240,947)
Foreign currency exchange contracts	(143,439)
Futures contracts	191,076
Swap contracts	(227,354)

Net realized loss	(627,581)

Net change in unrealized appreciation (depreciation) of:
Investments	1,044,033
Foreign currencies	1,992
Foreign currency exchange contracts	16,517
Futures contracts	167,144
Swap contracts	126,428

Net change in unrealized appreciation (depreciation)	1,356,114

Net Realized and Unrealized Gain	728,533

Net Increase in Net Assets Resulting from Operations	$2,303,331

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Core Plus Bond Fund

	Six months ended 1/31/14 (Unaudited)	Year ended 7/31/13
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,574,798	$4,349,887
Net realized loss	(627,581)	(591,593)
Net change in unrealized appreciation (depreciation)	1,356,114	(6,043,856)

Net increase (decrease) in net assets resulting from operations	2,303,331	(2,285,562)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,193,365)	(2,730,485)
Class B	(8,773)	(25,033)
Class C	(117,206)	(289,681)
Class R	(114,271)	(235,625)
Institutional Class	(493,165)	(2,405,977)

Net realized gain:
Class A	—	(198,651)
Class B	—	(2,416)
Class C	—	(27,998)
Class R	—	(18,246)
Institutional Class	—	(168,817)

	(1,926,780)	(6,102,929)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,505,428	12,632,942
Class B	107	58,051
Class C	740,838	1,698,682
Class R	804,657	2,441,868
Institutional Class	4,100,260	17,622,719

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,073,780	2,618,546
Class B	7,277	20,024
Class C	111,663	292,656
Class R	113,835	251,017
Institutional Class	516,991	2,519,552

	11,974,836	40,156,057

	Six months ended 1/31/14 (Unaudited)	Year ended 7/31/13
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	(17,016,938)	(21,141,396)
Class B	(255,858)	(562,194)
Class C	(2,546,222)	(3,407,300)
Class R	(1,599,405)	(3,397,339)
Institutional Class	(46,995,540)	(32,201,742)

	(68,413,963)	(60,709,971)

Decrease in net assets derived from capital share transactions	(56,439,127)	(20,553,914)

Net Decrease in Net Assets	(56,062,576)	(28,942,405)

Net Assets:
Beginning of period	161,005,977	189,948,382

End of period	$104,943,401	$161,005,977

Distributions in excess of net investment income	$(438,473)	$(86,491)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Core Plus Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
1/31/14	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
(Unaudited)[1]

$8.340	$8.750	$8.420	$8.220	$7.620	$7.260

0.109	0.202	0.205	0.264	0.366	0.367
0.093	(0.328)	0.375	0.244	0.606	0.395

0.202	(0.126)	0.580	0.508	0.972	0.762

(0.132)	(0.265)	(0.250)	(0.308)	(0.372)	(0.402)
—	(0.019)	—	—	—	—

(0.132)	(0.284)	(0.250)	(0.308)	(0.372)	(0.402)

$8.410	$8.340	$8.750	$8.420	$8.220	$7.620

2.45%	(1.51% )	7.01%	6.32%	13.03%	11.13%

$70,135	$81,042	$91,099	$74,107	$72,618	$64,746
0.90%	0.90%	0.90%	0.90%	0.91%	0.98%
1.23%	1.17%	1.18%	1.29%	1.34%	1.32%
2.60%	2.33%	2.41%	3.20%	4.60%	5.20%
2.27%	2.06%	2.13%	2.81%	4.17%	4.86%
130%	340%	422%	293%	264%	244%

Financial highlights

Delaware Core Plus Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
1/31/14	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
(Unaudited)[1]

$8.340	$8.750	$8.420	$8.220	$7.620	$7.260

0.109	0.160	0.141	0.202	0.305	0.314
0.093	(0.328)	0.375	0.245	0.608	0.396

0.202	(0.168)	0.516	0.447	0.913	0.710

(0.132)	(0.223)	(0.186)	(0.247)	(0.313)	(0.350)
—	(0.019)	—	—	—	—

(0.132)	(0.242)	(0.186)	(0.247)	(0.313)	(0.350)

$8.410	$8.340	$8.750	$8.420	$8.220	$7.620

2.45%	(1.97% )	6.21%	5.53%	12.19%	10.31%

$441	$687	$1,211	$1,921	$3,197	$4,494
0.90%	1.39%	1.65%	1.65%	1.66%	1.73%
1.96%	1.87%	1.88%	1.99%	2.04%	2.02%
2.60%	1.84%	1.66%	2.45%	3.85%	4.45%
1.54%	1.36%	1.43%	2.11%	3.47%	4.16%
130%	340%	422%	293%	264%	244%

Financial highlights

Delaware Core Plus Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
1/31/14	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
(Unaudited)[1]

$8.350	$8.760	$8.430	$8.230	$7.620	$7.260

0.078	0.137	0.142	0.203	0.307	0.314
0.093	(0.328)	0.374	0.244	0.616	0.396

0.171	(0.191)	0.516	0.447	0.923	0.710

(0.101)	(0.200)	(0.186)	(0.247)	(0.313)	(0.350)
—	(0.019)	—	—	—	—

(0.101)	(0.219)	(0.186)	(0.247)	(0.313)	(0.350)

$8.420	$8.350	$8.760	$8.430	$8.230	$7.620

2.06%	(2.24% )	6.20%	5.53%	12.32%	10.31%

$9,365	$10,990	$12,989	$10,147	$10,022	$5,813
1.65%	1.65%	1.65%	1.65%	1.66%	1.73%
1.96%	1.87%	1.88%	1.99%	2.04%	2.02%
1.85%	1.58%	1.66%	2.45%	3.85%	4.45%
1.54%	1.36%	1.43%	2.11%	3.47%	4.16%
130%	340%	422%	293%	264%	244%

Financial highlights

Delaware Core Plus Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
1/31/14	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
(Unaudited)[1]

$8.370	$8.780	$8.450	$8.240	$7.630	$7.260

0.099	0.181	0.185	0.244	0.350	0.349
0.093	(0.328)	0.374	0.255	0.613	0.406

0.192	(0.147)	0.559	0.499	0.963	0.755

(0.122)	(0.244)	(0.229)	(0.289)	(0.353)	(0.385)
—	(0.019)	—	—	—	—

(0.122)	(0.263)	(0.229)	(0.289)	(0.353)	(0.385)

$8.440	$8.370	$8.780	$8.450	$8.240	$7.630

2.32%	(1.74% )	6.73%	6.17%	12.87%	11.00%

$7,458	$8,077	$9,180	$6,789	$6,031	$235
1.15%	1.15%	1.15%	1.15%	1.16%	1.23%
1.49%	1.47%	1.48%	1.59%	1.64%	1.62%
2.35%	2.08%	2.16%	2.95%	4.35%	4.95%
2.01%	1.76%	1.83%	2.51%	3.87%	4.56%
130%	340%	422%	293%	264%	244%

Financial highlights

Delaware Core Plus Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
1/31/14	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
(Unaudited)[1]

$8.350	$8.760	$8.430	$8.230	$7.630	$7.260

0.120	0.224	0.228	0.285	0.388	0.384
0.093	(0.328)	0.373	0.245	0.605	0.406

0.213	(0.104)	0.601	0.530	0.993	0.790

(0.143)	(0.287)	(0.271)	(0.330)	(0.393)	(0.420)
—	(0.019)	—	—	—	—

(0.143)	(0.306)	(0.271)	(0.330)	(0.393)	(0.420)

$8.420	$8.350	$8.760	$8.430	$8.230	$7.630

2.58%	(1.26% )	7.27%	6.58%	13.30%	11.55%

$17,544	$60,210	$75,469	$10,205	$8,640	$3,213
0.65%	0.65%	0.65%	0.65%	0.66%	0.73%
0.96%	0.87%	0.88%	0.99%	1.04%	1.02%
2.85%	2.58%	2.66%	3.45%	4.85%	5.45%
2.54%	2.36%	2.43%	3.11%	4.47%	5.16%
130%	340%	422%	293%	264%	244%

Notes to financial statements
Delaware Core Plus Bond Fund	January 31, 2014 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Core Plus Bond Fund, Delaware Inflation Protected Bond Fund and Delaware Emerging Markets Debt Fund. These financial statements and the related notes pertain to Delaware Core Plus Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/ counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010–July 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

To Be Announced Trades (TBA) – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Notes to financial statements

Delaware Core Plus Bond Fund

1. Significant Accounting Policies (continued)

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statement of operations under the caption net realized gain (loss) on foreign currencies. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund paid foreign capital gains taxes on certain foreign securities held which are included as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Jan. 31, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended Jan. 31, 2014, the Fund earned $60 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fees and/or pay/ reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.65% of average daily net assets of the Fund from Aug. 1, 2013 through Jan. 31, 2014*. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. The expense waiver and reimbursement apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Jan. 31, 2014, the Fund was charged $2,949 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. For the six months ended Jan. 31, 2014, the Fund was charged $13,481 for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, effective Oct. 1, 2013, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. For the period Aug. 1, 2013, through Sept. 30, 2013, the Fund paid DDLP an annual distribution fee of 0.30% of average daily net assets of the class A shares and 0.60% of the average daily net assets of the class R shares respectively. DDLP contracted to limit the Class A and

Notes to financial statements

Delaware Core Plus Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Class R shares’ 12b-1 fees from Aug. 1, 2013 through Sept. 30, 2013 to no more than 0.25% and 0.50%, respectively, of the classes’ average daily net assets. DDLP has contracted to limit the Class B shares 12b-1 fees from Aug. 1, 2013 through Jan. 31, 2014* to no more than 0.25% of average daily net assets.

The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.30% (currently limited to 0.25% through Nov. 28, 2014) of the average daily net assets representing shares acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

As provided in the investment management agreement, the Fund bears the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2014, the Fund was charged $1,857 for internal legal, tax and regulatory reporting provided by DMC and/or its affiliates’ employees.

For the six months ended Jan. 31, 2014, DDLP earned $1,166 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2014, DDLP received gross CDSC commissions of $38 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

* The contractual waiver period was Nov. 27, 2013 through Nov. 28, 2014.

3. Investments

For the six months ended Jan. 31, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$143,700,458
Purchases of U.S. government securities	13,949,949
Sales other than U.S. government securities	197,585,077
Sales of U.S. government securities	15,930,108

At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$116,462,719

Aggregate unrealized appreciation	$2,124,418
Aggregate unrealized depreciation	(404,860)

Net unrealized appreciation	$1,719,558

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware Core Plus Bond Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Total
Agency, Asset Backed & Mortgage Backed Securities	$—	$31,198,032	$31,198,032
Corporate Debt	—	52,120,180	52,120,180
Municipal Bonds	—	980,047	980,047
Foreign Debt	—	1,037,915	1,037,915
Senior Secured Loans	—	13,623,521	13,623,521
U.S. Treasury Obligations	—	3,541,250	3,541,250
Convertible Preferred Stock[1]	63,587	104,641	168,228
Preferred Stock	1,063,586	—	1,063,586
Short-Term Investments	—	14,449,498	14,449,498
Options Purchased	—	20	20

Total	$1,127,173	$117,055,104	$118,182,277

Foreign Currency Exchange Contracts	$—	$3,227	$3,227
Futures Contracts	135,077	—	135,077
Swap Contracts	—	1,703	1,703

1 Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 37.80% and 62.20%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments while Level 2 investments represent matrix-priced investments.

During the six months ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/14	Year ended 7/31/13
Shares sold:
Class A	542,048	1,456,098
Class B	13	6,686
Class C	89,094	195,769
Class R	96,529	279,660
Institutional Class	492,493	2,041,700

Shares issued upon reinvestment of dividends and distributions:
Class A	129,141	302,922
Class B	876	2,317
Class C	13,414	33,814
Class R	13,645	28,950
Institutional Class	62,308	290,999
	1,439,561	4,638,915

Shares redeemed:
Class A	(2,047,916)	(2,454,528)
Class B	(30,886)	(65,057)
Class C	(306,241)	(396,361)
Class R	(191,427)	(389,173)
Institutional Class	(5,682,244)	(3,737,933)
	(8,258,714)	(7,043,052)
Net decrease	(6,819,153)	(2,404,137)

For the six months ended Jan. 31, 2014 and year ended July 31, 2013, 5,004 Class B shares were converted to 5,004 Class A shares valued at $41,541 and 23,025 Class B shares were converted to 23,044 Class A shares valued at $198,965, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility.

The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

Notes to financial statements

Delaware Core Plus Bond Fund

5. Line of Credit (continued)

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Fund had no amounts outstanding as of Jan. 31, 2014 or at any time during the six months then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund entered into these contracts to fix the U.S. dollar value of securities that it agreed to buy or sell for the period between the date the trade was entered into and the date the security was delivered and paid for. The Fund also entered into these contracts to hedge the U.S. dollar value of securities it already owned that were denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund invested in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the six months ended Jan. 31, 2014, the Fund entered into options contracts in the normal course of pursuing its investment objective. During the period, the Fund entered into options contracts to manage its exposure to changes in securities prices caused by interest rates or market conditions. The Fund may also buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in other foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. During the six months ended Jan. 31, 2014, there were no option contracts written.

Swap Contracts – The Fund may enter into interest rate swaps and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund entered into CDS contracts in order to hedge against a credit event. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB-by Standard & Poors (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the Manager.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments

Notes to financial statements

Delaware Core Plus Bond Fund

6. Derivatives (continued)

based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Jan. 31, 2014, the Fund entered into CDS contracts as a purchaser and seller of protection as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair value of derivative instruments as Jan. 31, 2014 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain		Unrealized loss on
	on foreign currency exchange contracts	$4,235	foreign currency exchange contracts	$(1,008)
Equity contracts (Futures contracts)	Variation margin receivable on futures contracts*	6,065	Variation margin payable on futures contracts*	—
Interest rate contracts (Futures contracts)	Variation margin		Variation margin
	receivable on futures contracts*	129,012	payable on futures contracts*	—
Credit contracts (Swap contracts)	Unrealized gain on credit default swap contracts	1,703	Unrealized loss on credit default swap contracts	—

Total		$141,015		$(1,008)

*Includes cumulative depreciation of futures contracts from the date the contracts are opened through Jan. 31, 2014. Only current day variation margin is reported on the Fund’s statement of assets and liabilities.

The effect of derivative instruments on the statement of operations for the six months ended Jan. 31, 2014 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Transactions	Financial Futures Contracts	Swaps	Total
Forward currency exchange contracts	$(143,439)	$ 500	$ —	$(142,939)
Equity contracts	—	(15,553)	—	(15,553)
Interest rate contracts	—	206,129	(123,632)	82,497
Credit contracts	—	—	(103,722)	(103,722)

Notes to financial statements

Delaware Core Plus Bond Fund

6. Derivatives (continued)

	Net Realized Gain (Loss) on:
	Foreign Currency Transactions	Financial Futures Contracts	Swaps	Total
Total	$(143,439)	$191,076	$(227,354)	$(179,717)
	Net Change in Unrealized Appreciation of:
	Foreign Currency Transactions	Financial Futures Contracts	Swaps	Total
Forward currency exchange contracts	$16,517	$ —	$ —	$ 16,517
Equity Contracts	—	17,620	—	17,620
Interest rate contracts	—	149,524	12,697	162,221
Credit contracts	—	—	113,731	113,731
Total	$16,517	$167,144	$126,428	$310,089

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the year ended Jan. 31, 2014.

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	527,522	USD	1,448,023
Futures contracts (average notional value)		7,198,729		4,554,999
Options contracts (average notional value)		2,055		—
CDS contracts (average notional value)*		790,441		137,008
	EUR	452,480		—
Interest rate contracts (average notional value)	USD	841,732		—

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the off setting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At Jan. 31, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$2,335,470	$ (27)	$2,335,443
Bank of Montreal	389,120	—	389,120
BNP Paribas	6,542,157	—	6,542,157
BNY Mellon	—	(129)	(129)
Deutsche Bank	3,488	—	3,488
Hong Kong Shanghai Bank	39,351	—	39,351
JPMorgan Chase Bank	1,703	—	1,703
Toronto Dominion Bank	—	(32)	(32)
Union Bank of Switzerland	—	(820)	(820)
Total	$9,311,289	$(1,008)	$9,310,281

Notes to financial statements

Delaware Core Plus Bond Fund

7. Offsetting (continued)

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Bank of America Merrill Lynch	$2,335,443	$(2,334,723)	$ —	$ —	$ —	$720
Bank of Montreal	389,120	(389,120)	—	—	—	—
BNP Paribas	6,542,157	(6,542,157)	—	—	—	—
BNY Mellon	(129)	—	—	—	—	(129)
Deutsche Bank	3,488	—	—	—	—	3,488
Hong Kong Shanghai Bank	39,351	—	—	—	—	39,351
JPMorgan Chase Bank	1,703	—	—	—	—	1,703
Toronto Dominion Bank	(32)	—	—	—	—	(32)
Union Bank of Switzerland	(820)	—	—	—	—	(820)
Total	$9,310,281	$(9,266,000)	$ —	$ —	$ —	$44,281

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Jan. 31, 2014, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invests a portion of its assets in high yield, fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of

Notes to financial statements

Delaware Core Plus Bond Fund

9. Credit and Market Risk (continued)

mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Jan. 31, 2014, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Core Plus Bond Fund

Board Consideration of Delaware Core Plus Bond Fund investment advisory agreement

At a meeting held on Aug. 20–22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Core Plus Bond Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent and quality of service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the

Other Fund information (Unaudited)

Delaware Core Plus Bond Fund

privilege to combine holdings in other Delaware Investments® funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended March 31, 2013. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate investment-grade debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and ten-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the five-year period was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2013 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN J.

Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Core Plus Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Fixed income mutual fund

Delaware Emerging Markets Debt Fund

January 31, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

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Visit delawareinvestments.com/edelivery.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Emerging Markets Debt Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the period September 30, 2013* to January 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 30, 2013* to Jan. 31, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

*	The Fund commenced operations on Sept. 30, 2013. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 124/365 (to reflect the actual days since inception).

1

Disclosure of Fund expenses

For the period September 30, 2013* to January 31, 2014 (Unaudited)

Delaware Emerging Markets Debt Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Annualized Expense Ratio	Expenses Paid During Period 8/1/13 to 1/31/14

Actual Fund return*
Class A	$1,000.00	$1,007.80	1.34%	$4.57
Class C	1,000.00	1,004.00	2.09%	7.11
Class R	1,000.00	1,006.80	1.59%	5.42
Institutional Class	1,000.00	1,008.60	1.09%	3.72

Hypothetical 5% return (5% return before expenses)**
Class A	$1,000.00	$1,012.43	1.34%	$4.58
Class C	1,000.00	1,009.89	2.09%	7.14
Class R	1,000.00	1,011.58	1.59%	5.43
Institutional Class	1,000.00	1,013.28	1.09%	3.73

*	The Fund commenced operations on Sept. 30, 2013. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 124/365 (to reflect the actual days since inception).

**	“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Security type/sector allocation

Delaware Emerging Markets Debt Fund	As of January 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Corporate Bonds	78.18%
Banking	15.92%
Basic Industry	8.14%
Brokerage	2.62%
Capital Goods	8.77%
Communications	13.75%
Consumer Cyclical	1.32%
Consumer Non-Cyclical	2.44%
Electric	3.67%
Energy	12.86%
Finance Companies	1.12%
Real Estate Investment Trusts	3.02%
Technology	1.14%
Transportation	3.41%

Sovereign Bonds	15.93%

Supranational Banks	8.27%

Securities Sold Short	(9.16%)

Total Value of Securities	93.22%

Receivables and Other Assets Net of Liabilities	6.78%

Total Net Assets	100.00%

3

Schedule of investments

Delaware Emerging Markets Debt Fund	January 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Corporate Bonds – 78.18%

Banking – 15.92%
Alfa Bank 7.875% 9/25/17	250,000	$278,750
Banco Nacional de Costa Rica 144A 4.875% 11/1/18 #¥	200,000	195,700
Banco Santander Mexico 144A 5.95% 1/30/24 #•¥	200,000	203,750
Bank of Georgia 144A 7.75% 7/5/17 #	300,000	314,062
BBVA Bancomer 6.50% 3/10/21	250,000	269,687
Finansbank 5.50% 5/11/16 ¥	700,000	689,500
VEB Finance 144A 4.224% 11/21/18 #	250,000	247,812
Yapi ve Kredi Bankasi
5.188% 10/13/15	350,000	352,625
144A 5.25% 12/3/18 #	300,000	285,000

		2,836,886

Basic Industry – 8.14%
Alpek 4.50% 11/20/22	250,000	236,875
EuroChem Mineral & Chemical 5.125% 12/12/17	200,000	199,750
Minera Ares 144A 7.75% 1/23/21 #	200,000	200,250
MMC Finance 144A 5.55% 10/28/20 #¥	227,000	224,730
Vale Overseas 5.625% 9/15/19 ¥	100,000	109,236
Vedanta Resources 6.00% 1/31/19	500,000	478,775

		1,449,616

Brokerage – 2.62%
Grupo Aval 5.25% 2/1/17	444,000	466,422

		466,422

Capital Goods – 8.77%
Cemex 9.50% 6/15/18 ¥	500,000	563,750
Metalloinvest Finance
5.625% 4/17/20	250,000	241,250
144A 6.50% 7/21/16 #	250,000	261,250
OAS Investments
8.25% 10/19/19	313,000	302,436
144A 8.25% 10/19/19 #	200,000	193,250

		1,561,936

Communications – 13.75%
Columbus International 11.50% 11/20/14	500,000	526,125
Comcel Trust 144A 6.875% 2/6/24 #	200,000	196,466
Digicel Group 144A 8.25% 9/30/20 #¥	500,000	522,500
Millicom International Cellular 144A 6.625% 10/15/21 #	200,000	202,302
Myriad International Holdings 6.00% 7/18/20	250,000	263,750
Telefonica Celular del Paraguay 6.75% 12/13/22	250,000	255,625
Telemar Norte Leste 144A 5.50% 10/23/20 #¥	300,000	282,375
VTR Finance 144A 6.875% 1/15/24 #	200,000	200,731

		2,449,874

4

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical – 1.32%
BC Luxco 1 7.375% 1/29/20		250,000	$235,937

			235,937

Consumer Non-Cyclical – 2.44%
ENA Norte Trust 4.95% 4/25/23		234,147	229,206
JBS Investments 144A 7.75% 10/28/20 #		200,000	206,000

			435,206

Electric – 3.67%
AES Gener 144A 8.375% 12/18/73 #•		200,000	210,500
Comision Federal de Electricidad 144A 4.875% 1/15/24 #		200,000	198,000
Samruk-Energy 3.75% 12/20/17		250,000	246,250

			654,750

Energy – 12.86%
Gazprom 144A 3.85% 2/6/20 #		300,000	286,500
Gazprom Neft 144A 6.00% 11/27/23 #¥		300,000	300,375
ONGC Videsh 2.50% 5/7/18		200,000	190,890
Pacific Rubiales Energy 7.25% 12/12/21		400,000	422,000
Petrobras Global Finance 2.379% 1/15/19 •¥		500,000	487,500
Petroleos de Venezuela 8.50% 11/2/17		250,000	194,625
Petroleos Mexicanos
2.257% 7/18/18 •¥		250,000	258,125
144A 3.125% 1/23/19 #		150,000	150,980

			2,290,995

Finance Companies – 1.12%
Trust F 144A 5.25% 12/15/24 #		200,000	199,000

			199,000

Real Estate Investment Trusts – 3.02%
Vingroup 144A 11.625% 5/7/18 #		500,000	537,500

			537,500

Technology – 1.14%
Baidu 3.25% 8/6/18 ¥		200,000	202,703

			202,703

Transportation – 3.41%
DP World Sukuk 6.25% 7/2/17		250,000	277,125
Red de Carreteras de Occidente SAPIB de CV 9.00% 6/10/28	MXN	5,000,000	331,335

			608,460

Total Corporate Bonds (cost $13,897,106)			13,929,285

5

Schedule of investments

Delaware Emerging Markets Debt Fund

	Principal amount°	Value (U.S. $)

Sovereign Bonds – 15.93%Δ

Gabon – 1.74%
Gabonese Republic 144A 6.375% 12/12/24 #	300,000	$309,750

		309,750

Hungary – 1.78%
Hungary Government International Bond 5.75% 11/22/23	320,000	317,200

		317,200

Iceland – 1.18%
Republic of Iceland 144A 5.875% 5/11/22 #	200,000	209,742

		209,742

Indonesia – 2.08%
Indonesia Government International Bond 144A 5.875% 1/15/24 #	362,000	369,692

		369,692

Ivory Coast – 0.98%
Ivory Coast Government International Bond 5.75% 12/31/32 f	200,000	174,500

		174,500

Netherlands – 1.80%
Republic of Angola Via Northern Lights 7.00% 8/16/19	300,000	320,625

		320,625

Philippines – 1.43%
Philippine Government International Bond 4.20% 1/21/24	252,000	255,150

		255,150

Romania – 0.67%
Romanian Government International Bond 144A 4.875% 1/22/24 #	122,000	119,560

		119,560

Sri Lanka – 1.19%
Sri Lanka Government International Bond 144A 6.00% 1/14/19 #	209,000	212,657

		212,657

Trinidad & Tobago – 1.41%
Republic of Trinidad & Tobago 144A 4.375% 1/16/24 #	244,000	251,930

		251,930

Turkey – 1.67%
Hazine Mustesarligi Varlik Kiralama 144A 4.557% 10/10/18 #¥	300,000	296,625

		296,625

Total Sovereign Bonds (cost $2,812,266)		2,837,431

Supranational Banks – 8.27%

African Export-Import Bank 5.75% 7/27/16 ¥	1,000,000	1,066,250

6

	Principal amount°	Value (U.S. $)

Supranational Banks (continued)

Eurasian Development Bank 144A 5.00% 9/26/20 #¥	400,000	$408,000

Total Supranational Banks (cost $1,441,370)		1,474,250

Total Value of Securities Before Securities Sold Short – 102.38% (cost $18,150,742)		18,240,966

	Number of Shares

Securities Sold Short – (9.16%)

iShares JP Morgan USD Emerging Markets Bond ETF	(2,500)	(268,250)
PowerShares Emerging Markets Sovereign Debt Portfolio	(19,073)	(509,821)
WisdomTree Emerging Markets Local Debt Fund	(19,400)	(853,600)

Total Securities Sold Short (proceeds $1,648,414)		(1,631,671)

Total Value of Securities – 93.22% (cost $16,502,328)		$16,609,295

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2014, the aggregate value of Rule 144A securities was $7,796,989, which represents 43.76% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Jan. 31, 2014. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for borrowing transactions.
Δ	Securities have been classified by country of origin.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2014.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at Jan. 31, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
TD	MXN (4,493,643)	USD 342,417	2/14/14	$6,617

7

Schedule of investments

Delaware Emerging Markets Debt Fund

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)		Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
50	U.S. Treasury 10 yr Notes	$(626,977)		$(628,750)	3/21/14	$(1,773)

Swap Contracts
CDS Contracts[2]

Counterparty	Swap Referenced Obligation	Notional Value		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Sold:
MSC	CDX.EM.20	$1,000,00	0	5.00%	12/20/18	$(9,220)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:

CDX.EM – Credit Default Swap Index Emerging Markets

MSC – Morgan Stanley Capital

MXN – Mexican Peso

TD – Toronto Dominion Bank

USD – United States Dollar

8

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Statement of assets and liabilities

Delaware Emerging Markets Debt Fund	January 31, 2014 (Unaudited)

Assets:
Investments, at value[1]	$18,240,966
Cash	358,679
Cash collateral for futures contracts	8,000
Receivables for securities sold	1,708,010
Interest receivable	204,553
Annual protection payments on credit default swap contracts	78,368
Due from investment manager	45,087
Unrealized gain on foreign currency exchange contracts	6,617
Interest receivable on credit default swap contracts	5,972

Total assets	20,656,252

Liabilities:
Securities sold short, at value	1,631,671
Loan payable	200,000
Payable for securities purchased	996,682
Variation margin payable on futures contracts	1,484
Interest payable for loan	45
Other affiliates payable	471
Trustees’ fees and expenses payable	57
Distribution fees payable	3
Unrealized loss on credit default swap contracts	9,220

Total liabilities	2,839,633

Total Net Assets	$17,816,619

Net Assets Consist of:
Paid-in capital	$17,879,171
Undistributed net investment income	2,893
Accumulated net realized loss on investments	(168,351)
Net unrealized appreciation of investments and derivatives	102,906

Total Net Assets	$17,816,619

[1]Investments, at cost	$18,150,742
Securities sold short, proceeds	(1,648,414)

10

Class A:
Net assets	$2,046
Shares of beneficial interest outstanding, unlimited authorization, no par	241.5
Net asset value per share	$8.47
Sales charge	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$8.87

Class C:
Net assets	$2,042
Shares of beneficial interest outstanding, unlimited authorization, no par	241.0
Net asset value per share	$8.47

Class R:
Net assets	$2,045
Shares of beneficial interest outstanding, unlimited authorization, no par	241.3
Net asset value per share	$8.47

Institutional Class:
Net assets	$17,810,486
Shares of beneficial interest outstanding, unlimited authorization, no par	2,102,436
Net asset value per share	$8.47

See accompanying notes, which are an integral part of the financial statements.

11

Statement of operations

Delaware Emerging Markets Debt Fund	September 30, 2013* to January 31, 2014 (Unaudited)

Investment Income:
Interest	$347,753
Expenses:
Management fees	45,101
Distribution expenses - Class A	2
Distribution expenses - Class C	7
Distribution expenses - Class R	3
Legal fees	33,893
Audit and tax	15,154
Reports and statements to shareholders	8,563
Dividend expense	3,730
Custodian fees	3,717
Dividend disbursing and transfer agent fees and expenses	2,269
Accounting and administration expenses	2,254
Interest expense	1,919
Trustees’ fees and expenses	294
Registration fees	150
Other	2,759

119,815
Less expenses waived	(54,023)

Total operating expenses	65,792

Net Investment Income	281,961

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(147,441)
Foreign currencies	99
Foreign currency exchange contracts	(15,903)
Futures contracts	(4,974)
Swap contracts	(132)

Net realized loss	(168,351)

Net change in unrealized appreciation (depreciation) of:
Investments	106,967
Foreign currencies	(102)
Foreign currency exchange contracts	6,617
Futures contracts	(1,773)
Swap contracts	(8,803)

Net change in unrealized appreciation (depreciation)	102,906

Net Realized and Unrealized Loss	(65,445)

Net Increase in Net Assets Resulting from Operations	$216,516

* Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

12

Statement of changes in net assets

Delaware Emerging Markets Debt Fund

9/30/13* to 1/31/14 (Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$281,961
Net realized loss	(168,351)
Net change in unrealized appreciation	102,906

Net increase in net assets resulting from operations	216,516

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(30)
Class C	(25)
Class R	(29)
Institutional Class	(278,984)

(279,068)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,025
Class C	2,025
Class R	2,025
Institutional Class	34,753,247

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	30
Class C	25
Class R	29
Institutional Class	278,984

35,038,390

Cost of shares redeemed:
Institutional Class	(17,159,219)

(17,159,219)

Increase in net assets derived from capital share transactions	17,879,171

Net Increase in Net Assets	17,816,619
Net Assets:
End of year	$17,816,619

Undistributed (distributions in excess of) net investment income	$2,893

* Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Emerging Markets Debt Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized loss
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expenses
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets excluding interest expenses
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Class A 9/30/13[1] to 1/31/14 (Unaudited)	Class C 9/30/13[1] to 1/31/14 (Unaudited)	Class R 9/30/13[1] to 1/31/14 (Unaudited)	Institutional Class 9/30/13[1] to 1/31/14 (Unaudited)
$8.500	$8.500	$8.500	$8.500

0.129	0.107	0.122	0.136
(0.032)	(0.032)	(0.033)	(0.032)

0.097	0.075	0.089	0.104

(0.127)	(0.105)	(0.119)	(0.134)

(0.127)	(0.105)	(0.119)	(0.134)

$8.470	$8.470	$8.470	$8.470

0.78%	0.40%	0.68%	0.86%

$2	$2	$2	$17,811
1.31%	2.06%	1.56%	1.06%
1.34%	2.09%	1.59%	1.09%
2.24%	2.99%	2.49%	1.99%
4.47%	3.72%	4.22%	4.72%
4.44%	3.69%	4.19%	4.69%
3.54%	2.79%	3.29%	3.79%
63%	63%	63%	63%

15

Notes to financial statements

Delaware Emerging Markets Debt Fund	January 31, 2014 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Core Plus Bond Fund, Delaware Emerging Markets Debt Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertains to Delaware Emerging Markets Debt Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC charge of 1.00%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to primarily seek current income and secondarily capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of

16

preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefits or expenses in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Jan. 31, 2014, the Fund held no investments in repurchase agreements.

To Be Announced Trades (TBA) – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Reverse Repurchase Agreements – The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. For the period Sept. 30, 2013* through Jan. 31, 2014, the Fund had average reverse repurchase agreements of $256,841, for which it paid interest at an average rate of 0.38%.

Leverage – The Fund may employ leverage to attempt to take advantage of or increase the total return of attractive investment opportunities. The Fund may initiate leverage to the extent that the sum of aggregate borrowed funds and the notional value plus any gain or minus any loss of derivatives positions may not exceed an amount equal to 33 1/3 per cent of the Fund’s total assets, measured at the time the

17

Notes to financial statements

Delaware Emerging Markets Debt Fund

1. Significant Accounting Policies (continued)

leverage is employed. To the extent that the Fund initiates leverage, such leverage may include reverse repurchase transactions. At Jan. 31, 2014, the Fund has borrowed $200,000. Securities pledged as collateral for these transactions have been identified in the schedule of investments. For the period Sept. 30, 2013* through Jan. 31, 2014, the Fund had average borrowing of $693,548 for which it paid at an average of 0.67%

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statements of operations under the caption net realized gain (loss) on foreign currencies. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the period Sept. 30, 2013* through Jan. 31, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and

18

expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” There were no earnings credits for the period Sept. 30, 2013* through Jan. 31, 2014.

* Date of commencement of operations.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to limit annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), to 1.00% of average daily net assets of the Fund from Nov. 27, 2013 through Nov. 28, 2014. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the period Sept. 30, 2013* through Jan. 31, 2014, the Fund was charged $290 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the period Sept. 30, 2013* through Jan. 31, 2014, the amount charged by DSC was $1,324. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 1.00% of the average daily net assets of the Class C shares. The Fund pays DDLP an annual distribution and service fee of 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares’, respectively, through Nov. 28, 2014. Institutional Class shares pay no distribution and service expenses.

19

Notes to financial statements

Delaware Emerging Markets Debt Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC and/or its affiliates’ employees. For the period Sept. 30, 2013* through Jan. 31, 2014, the Fund was charged $10,519 for internal legal services provided by DMC and/or its affiliates’ employees.

For the period Sept. 30, 2013* through Jan. 31, 2014, DDLP earned less than $1 for commissions on sales of the Fund’s Class A shares. For the period Sept. 30, 2013* through Jan. 31, 2014, DDLP received no gross CDSC commissions on redemption of the Fund’s Class A and Class C shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

* Date of commencement of operations.

3. Investments

For the period Sept. 30, 2013* through Jan. 31, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$12,577,715
Sales	11,098,261

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$16,502,328

Aggregate unrealized appreciation	$217,659
Aggregate unrealized depreciation	(110,692)

Net unrealized appreciation	$106,967

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

20

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Total
Assets:
Corporate Debt	$—	$13,929,285	$13,929,285
Foreign Debt	—	4,311,681	4,311,681
Liabilities:
Securities Sold Short	$(1,631,671)	$—	$(1,631,671)

Total	$(1,631,671)	$18,240,966	$16,609,295

Derivatives:
Foreign Currency Exchange Contracts	$—	$6,617	$6,617
Futures Contracts	(1,773)	—	(1,773)
Swap Contracts	—	(9,220)	(9,220)

During the period Sept. 30, 2013* through Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Jan. 31, 2014, there were no Level 3 investments.

* Date of commencement of operations.

21

Notes to financial statements

Delaware Emerging Markets Debt Fund

4. Capital Shares

Transactions in capital shares were as follows:

9/30/13*
to
1/31/14
Shares sold:
Class A	238
Class C	238
Class R	238
Institutional Class	4,088,617

Shares issued upon reinvestment of dividends and distributions:
Class A	4
Class C	3
Class R	3
Institutional Class	32,550

4,121,891

Shares redeemed:
Class A	—
Class C	—
Class R	—
Institutional Class	(2,018,731)

(2,018,731)

Net increase	2,103,160

* Date of commencement of operations.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Fund had no amounts outstanding as of Jan. 31, 2014 or at any time during the period then ended.

22

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund entered into these contracts to hedge the U.S. dollar value of securities it already owned that were denominated in foreign currencies. The Fund may also enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund invested in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or market conditions. The Fund also entered into futures contracts to hedge currency risks associated with the Fund’s investments. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $8,000 in cash collateral for open futures contracts which is presented on the statement of assets and liabilities.

23

Notes to financial statements

Delaware Emerging Markets Debt Fund

6. Derivatives (continued)

Swap Contracts – The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund entered into CDS contracts in order to hedge against a credit event and to gain exposure to certain securities or markets. The Fund may also enter into CDS contracts to enhance total return. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period Sept. 30, 2013* through Jan. 31, 2014, the Fund entered into CDS contracts as a seller of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period Sept. 30, 2013* through Jan. 31, 2014, the Fund did not enter into any CDS contracts as a purchaser of protection. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty.

As disclosed in the footnotes to the schedule of investments, the notional value of the protection sold was $1,000,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At Jan. 31, 2014, the net unrealized depreciation of the protection sold was $9,220.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The

24

Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading CDS baskets instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair value of derivative instruments as of Jan. 31, 2014 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$6,617	Unrealized loss on foreign currency exchange contracts	$—
Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts*	—	Variation margin payable on futures contracts*	(1,773)
Credit contracts (Swap contracts)	Unrealized gain on credit default swap contracts	—	Unrealized loss on credit default swap contracts	(9,220)

Total		$6,617		$(10,993)

*Includes cumulative appreciation of futures contracts from the date the contracts are opened through Jan. 31, 2014. Only current day variation margin is reported on the Fund’s statement of assets and liabilities.

25

Notes to financial statements

Delaware Emerging Markets Debt Fund

6. Derivatives (continued)

The effect of derivative instruments on the statement of operations for the year ended Jan. 31, 2014 was as follows:

		Net Realized Loss on:
	Foreign Currency Transactions	Financial Futures Contracts	Swaps	Total
Forward currency exchange contracts	$(15,903)	$(1,705)	$–	$(17,608)
Interest rate contracts	—	(3,269)	—	(3,269)
Credit contracts	—	—	(132)	(132)

Total	$(15,903)	$(4,974)	$(132)	$(21,009)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Transactions	Financial Futures Contracts	Swaps	Total
Forward currency exchange contracts	$6,617	$–	$–	$6,617
Interest rate contracts	—	(1,773)	—	(1,773)
Credit contracts	—	—	(8,803)	(8,803)

Total	$6,617	$(1,773)	$(8,803)	$(3,959)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the period Sept. 30, 2013* through Jan. 31, 2014.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD 104,554	USD 183,049
Futures contracts (average notional value)	17,983	2,479,081
CDS contracts (average notional value)**	—	33,884

* Date of commencement of operations.

**Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

26

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At Jan. 31, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$ —	$ (1,484)	$(1,484)
Morgan Stanley Capital	—	(9,220)	(9,220)
Toronto Dominion Bank	6,617	—	6,617

Total	$6,617	$(10,704)	$(4,087)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
JPMorgan Chase Bank	$(1,484)	$—	$—	$—	$—	$(1,484)
Morgan Stanley Capital	(9,220)	—	—	—	—	(9,220)
Toronto Dominion Bank	6,617	—	—	—	—	6,617

Total	$(4,087)	$—	$—	$—	$—	$(4,087)

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

* Date of commencement of operations.

27

Notes to financial statements

Delaware Emerging Markets Debt Fund

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a

28

time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Jan. 31, 2014, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield, fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Jan. 31, 2014, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

29

Notes to financial statements

Delaware Emerging Markets Debt Fund

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Fund’s financial statements.

30

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Fund

Board Consideration of Delaware Emerging Markets Debt Fund investment advisory agreement

At a meeting held on May 21–23, 2013 (the “Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the Investment Advisory Agreement for Delaware Emerging Markets Debt Fund (the “Fund”).

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract approval considerations.

Nature, extent and quality of service. The Board considered the services to be provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board noted that reports will be furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by Delaware Management Company (“DMC”) and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits that will be provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services proposed to be provided by Delaware Investments.

Investment performance. As the Fund was only just proposed to be organized, there was no historical investment performance to evaluate; however, the Board considered the investment performance of the FH Emerging Markets Short Term Debt Master Fund, L.P., which had been managed by the proposed portfolio manager to the Fund, and noted the emerging market debt expertise of DMC, including with respect to the Delaware Investments funds.

Comparative expenses. The Board considered management fee and total expense comparison data for the Fund and other comparable funds as presented in the Board materials. Management provided the Board with information on the proposed pricing levels and fee structures for the Fund. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds. The Board was satisfied with the proposed management fee and total expenses of the Fund in comparison to other similar emerging markets debt funds.

31

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Fund

Management profitability. The Board considered the level of potential profits to be realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the pro forma expense statement for the Fund included in the Board materials which reflected varying projected levels of expense reimbursement at varying asset levels. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from Delaware Investments fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments® Family of Funds and the benefits from allocation of Delaware Investments fund brokerage to improve trading efficiencies. The Board found that the proposed management fees were reasonable in light of the services proposed to be rendered and the expected level of profitability of Delaware Investments.

Economies of scale. The Trustees considered whether economies of scale will be realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees considered Delaware Investments’ standardized advisory fee pricing and structure. The Board noted that, although the fee under the Fund’s proposed management contract was lower than the standard initial management fee for a special fixed income fund according to DMC’s 1998 Pricing Memorandum, the proposed fee was more consistent with those of the Fund’s Lipper peer group. Management believed, and the Board agreed, that the Fund was priced with a relatively low management fee to reflect potential economies of scale at all asset levels.

32

About the organization

Board of trustees

Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and Chief Executive Officer	Former Executive Vice President	Former Chief Investment Officer	Former Vice Chairman PNC Financial Services Group
Delaware Investments®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA
Philadelphia, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President
Thomas L. Bennett	President	Sevilla-Sacasa	and Treasurer
Private Investor	Drexel University	Chief Executive Officer	3M Corporation
Rosemont, PA	Philadelphia, PA	Banco Itaú	St. Paul, MN
		International	J. Richard Zecher Founder Investor Analytics Scottsdale, AZ
Miami, FL

Affiliated officers
David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Emerging Markets Debt Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

33

Semiannual report

Fixed income mutual fund

Delaware Inflation Protected Bond Fund

January 31, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Inflation Protected Bond Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information
—	Obtain share prices
—	Check your account balance and recent transactions
—	Request statements or literature
—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Inflation Protected Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from August 1, 2013 to January 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2013 to Jan. 31, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from August 1, 2013 to January 31, 2014 (Unaudited)

Delaware Inflation Protected Bond Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/13	1/31/14	Expense Ratio	8/1/13 to 1/31/14*

Actual Fund return†
Class A	$1,000.00	$981.50	0.84%	$4.20
Class B	1,000.00	981.40	0.84%	4.20
Class C	1,000.00	977.00	1.59%	7.92
Institutional Class	1,000.00	982.60	0.59%	2.95

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class B	1,000.00	1,020.97	0.84%	4.28
Class C	1,000.00	1,017.19	1.59%	8.08
Institutional Class	1,000.00	1,022.23	0.59%	3.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation
Delaware Inflation Protected Bond Fund	As of January 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Non-Agency Asset-Backed Securities	22.18%

Sovereign Bond	3.08%

U.S. Treasury Obligations	69.37%

Short-Term Investments	5.37%

Total Value of Securities	100.00%

Liabilities Net of Receivables and Other Assets	0.00%

Total Net Assets	100.00%

3

Schedule of investments
Delaware Inflation Protected Bond Fund	January 31, 2014 (Unaudited)

	Principal amount°		Value (U.S. $)

Non-Agency Asset-Backed Securities – 22.18%

American Express Credit Account Master Trust
Series 2013-1 A 0.58% 2/16/21 —		1,345,000	$1,349,554
Cabela’s Master Credit Card Trust
Series 2012-1A A2 144A 0.69% 2/18/20 #—		3,000,000	3,018,834
Chase Issuance Trust
Series 2012-A2 A2 0.43% 5/15/19 —		1,000,000	999,424
Series 2012-A10 A10 0.42% 12/16/19 —		3,000,000	2,984,895
Series 2013-A3 A3 0.44% 4/15/20 —		5,000,000	4,977,145
Chesapeake Funding
Series 2012-2A A 144A 0.608% 5/7/24 #—		2,257,554	2,253,106
Citibank Credit Card Issuance Trust
Series 2008-A6 A6 1.357% 5/22/17 —		5,000,000	5,066,990
Series 2013-A1 A1 0.258% 4/24/17 —		3,200,000	3,199,603
Citibank Omni Master Trust
Series 2009-A14A A14 144A 2.91% 8/15/18 #—		800,000	810,568
Ford Credit Floorplan Master Owner Trust A
Series 2011-1 A2 0.76% 2/15/16 —		3,670,000	3,671,563
Navistar Financial Dealer Note Master Trust
Series 2013-2 A 144A 0.838% 9/25/18 #—		1,000,000	1,003,826
Nissan Master Owner Trust Receivables
Series 2012-A A 0.63% 5/15/17 —		1,800,000	1,804,910
Volkswagen Credit Auto Master Owner Trust
Series 2011-1A Note 144A 0.837% 9/20/16 #—		3,275,000	3,293,586

Total Non-Agency Asset-Backed Securities (cost $33,966,560)			34,434,004

Sovereign Bond – 3.08%Δ

United Kingdom – 3.08%
United Kingdom Gilt Inflation Linked 2.50% 4/16/20	GBP	800,000	4,775,851

Total Sovereign Bond (cost $4,538,268)			4,775,851

U.S. Treasury Obligations – 69.37%

U.S. Treasury Bill
2.375% 8/31/14		1,000,000	1,012,930
U.S. Treasury Inflation Indexed Bonds
0.75% 2/15/42		14,301,193	12,343,717
1.125% 1/15/21		18,485,558	19,838,756
2.50% 1/15/29		3,256,680	3,968,571
U.S. Treasury Inflation Indexed Note
0.125% 4/15/18		3,881,801	4,008,262
0.125% 1/15/23		25,838,991	25,149,621
0.375% 7/15/23		20,430,804	20,339,029
2.125% 1/15/19		9,118,704	10,316,245

4

	Principal amount°	Value (U.S. $)

U.S. Treasury Obligations (continued)

U.S. Treasury Note
2.75% 11/15/23	10,625,000	$10,703,030

Total U.S. Treasury Obligations (cost $108,901,560)		107,680,161

Short-Term Investments – 5.37%

Repurchase Agreements – 5.37%
Bank of America Merrill Lynch 0.01%, dated 1/31/14, to be repurchased on 2/3/14, repurchase price $2,101,151 (collateralized by U.S. government obligations 0.00%-1.25% 5/8/14-11/30/18; market value $2,143,173)	2,101,149	2,101,149
Bank of Montreal 0.02%, dated 1/31/14, to be repurchased on 2/3/14, repurchase price $350,192 (collateralized by U.S. government obligations 0.25%-2.75% 4/30/14-11/15/23; market value $357,196)	350,192	350,192
BNP Paribas 0.02%, dated 1/31/14, to be repurchased on 2/3/14, repurchase price $5,887,669 (collateralized by U.S. government obligations 0.25%-2.375% 3/31/14-12/31/20; market value $6,005,412)	5,887,659	5,887,659

Total Short-Term Investments (cost $8,339,000)		8,339,000

Total Value of Securities – 100.00% (cost $155,745,388)		$155,229,016

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2014, the aggregate value of Rule 144A securities was $10,379,920, which represents 6.69% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Jan. 31, 2014. Interest rates reset periodically.

Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts and swap contracts were outstanding at Jan. 31, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	GBP	(3,019,675)	USD	4,954,743	2/14/14	$(9,275)

5

Schedule of investments

Delaware Inflation Protected Bond Fund

Swap Contracts

Inflation Swap Contracts2

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$7,200,000	4/24/43	Agreement with Barclays to receive the notional amount multiplied by the non-revised CPI and to pay the notional amount multiplied by the fixed rate of 2.866%	$(297,280)
7,200,000	4/25/43	Agreement with Barclays to receive the notional amount multiplied by the non-revised CPI and to pay the notional amount multiplied by the fixed rate of 2.875%	(312,140)
14,400,000	6/5/43	Agreement with Barclays to receive the notional amount multiplied by the non-revised CPI and to pay the notional amount multiplied by the fixed rate of 2.835%	(454,051)

$28,800,000			$(1,063,471)

Interest Rate Swap Contracts3

Counterparty & Referenced Obligation	Notional Value	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
GSC
5 yr	$18,100,000	0.868%	0.237%	4/25/18	$345,856
MSC
5 yr	18,100,000	0.873%	0.235%	4/26/18	342,952

					$688,808

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2An inflation swap contract is a commitment to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments, where both payment streams are based on notional amounts, between counterparties. The change in value of inflation swap contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

3An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

6

Summary of abbreviations:

BAML – Bank of America Merrill Lynch

CPI – Consumer Price Index

GBP – British Pound Sterling

GSC – Goldman Sachs Capital

MSC – Morgan Stanley Capital

USD – United States Dollar

yr – Year

7

Statement of assets and liabilities

Delaware Inflation Protected Bond Fund	January 31, 2014 (Unaudited)

Assets:
Investments, at value[1]	$146,890,016
Short-term investments, at value[2]	8,339,000
Cash	560,631
Foreign currencies, at value[3]	17,887
Receivables for securities sold	710,044
Receivables for fund shares sold	247,569
Dividends and interest receivable	185,725
Upfront payments on interest rate swap contracts	1,547
Unrealized gain on interest rate swaps	688,808

Total assets	157,641,227

Liabilities:
Payable for fund shares redeemed	993,030
Annual protection payments on credit default swap contracts	83,545
Other accrued expenses	168,408
Distribution fees payable	38,318
Investment management fees payable	34,884
Other affiliates payable	24,578
Trustees’ fees and expenses payable	511
Unrealized loss on inflation swap contracts	1,063,471
Unrealized loss on foreign currency exchange contracts	9,275

Total liabilities	2,416,020

Total Net Assets	$155,225,207

Net Assets Consist of:
Paid-in capital	$199,121,876
Accumulated net investment loss	(1,031,537)
Accumulated net realized loss on investments	(41,881,789)
Net unrealized depreciation of investments and derivatives	(983,343)

Total Net Assets	$155,225,207

[1]Investments, at cost	$147,406,388
[2]Short-term investments, at cost	8,339,000
[3]Foreign currencies, at cost	17,885

8

Class A:
Net assets	$57,993,899
Shares of beneficial interest outstanding, unlimited authorization, no par	6,431,397
Net asset value per share	$9.02
Sales charge	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$9.45

Class B:
Net assets	$153,562
Shares of beneficial interest outstanding, unlimited authorization, no par	17,085
Net asset value per share	$8.99

Class C:
Net assets	$28,529,168
Shares of beneficial interest outstanding, unlimited authorization, no par	3,194,026
Net asset value per share	$8.93

Institutional Class:
Net assets	$68,548,578
Shares of beneficial interest outstanding, unlimited authorization, no par	7,577,665
Net asset value per share	$9.05

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations

Delaware Inflation Protected Bond Fund	Six months ended January 31, 2014 (Unaudited)

Investment Income:
Interest	$106,022
Foreign tax withheld	(554)

105,468

Expenses:
Management fees	457,284
Distribution expenses – Class A	104,121
Distribution expenses – Class B	1,195
Distribution expenses – Class C	186,875
Dividend disbursing and transfer agent fees and expenses	198,042
Reports and statements to shareholders	58,056
Registration fees	46,725
Accounting and administration expenses	38,714
Legal fees	23,874
Audit and tax	18,193
Custodian fees	6,654
Trustees’ fees and expenses	5,573
Other	11,542

1,156,848
Less expenses waived	(261,228)
Less waived distribution expenses – Class B	(896)
Less expense paid indirectly	(161)

Total operating expenses	894,563

Net Investment Loss	(789,095)

10

Net Realized and Unrealized Loss:
Net realized loss on:
Investments	$(8,288,677)
Foreign currencies	(731,680)
Foreign currency exchange contracts	(449,312)
Futures contracts	(605,317)
Swap contracts	(437,012)

Net realized loss	(10,511,998)

Net change in unrealized appreciation (depreciation) of:
Investments	7,451,145
Foreign currencies	5,194
Foreign currency exchange contracts	369,117
Futures contracts	(431,012)
Swap contracts	(752,172)

Net change in unrealized appreciation (depreciation)	6,642,272

Net Realized and Unrealized Loss	(3,869,726)

Net Decrease in Net Assets Resulting from Operations	$(4,658,821)

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets

Delaware Inflation Protected Bond Fund

	Six months ended 1/31/14 (Unaudited)	Year ended 7/31/13
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(789,095)	$(2,147,417)
Net realized loss	(10,511,998)	(13,514,550)
Net change in unrealized appreciation (depreciation)	6,642,272	(29,052,318)

Net decrease in net assets resulting from operations	(4,658,821)	(44,714,285)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(1,957,864)
Class B	—	(4,340)
Class C	—	(523,224)
Institutional Class	—	(1,631,163)

Net realized gain:
Class A	—	(15,833,227)
Class B	—	(54,606)
Class C	—	(6,609,350)
Institutional Class	—	(11,814,965)

Return of capital:
Class A	—	(14,911)
Class B	—	(50)
Class C	—	(5,977)
Institutional Class	—	(11,270)

	—	(38,460,947)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,404,853	67,045,204
Class C	383,393	10,007,061
Institutional Class	9,380,999	69,941,512

Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	—	16,323,964
Class B	—	58,996
Class C	—	6,732,473
Institutional Class	—	12,118,017

	18,169,245	182,227,227

12

	Six months ended 1/31/14 (Unaudited)	Year ended 7/31/13
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(55,107,047)	$(198,677,459)
Class B	(165,584)	(474,467)
Class C	(18,480,117)	(46,296,114)
Institutional Class	(48,455,835)	(105,805,890)

	(122,208,583)	(351,253,930)

Decrease in net assets derived from capital share transactions	(104,039,338)	(169,026,703)

Net Decrease in Net Assets	(108,698,159)	(252,201,935)

Net Assets:
Beginning of period	263,923,366	516,125,301

End of period	$155,225,207	$263,923,366

Accumulated net investment loss	$(1,031,537)	$(242,442)

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Inflation Protected Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended		Year ended
1/31/14[1]		7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
(Unaudited)

$9.190		$11.330	$11.040	$10.630	$10.080	$10.160

(0.034)		(0.048)	0.025	0.291	0.314	0.124
(0.136)		(1.189)	0.860	0.787	0.603	(0.014)

(0.170)		(1.237)	0.885	1.078	0.917	0.110

—		(0.099)	(0.192)	(0.325)	(0.367)	(0.133)
—		(0.803)	(0.403)	(0.343)	—	(0.057)
—		(0.001)	—	—	—	—

—		(0.903)	(0.595)	(0.668)	(0.367)	(0.190)

$9.020		$9.190	$11.330	$11.040	$10.630	$10.080

(1.85%	)	(11.80% )	8.35%	10.55%	9.25%	1.12%

$57,994		$106,686	$259,303	$189,624	$156,345	$83,771
0.84%		0.82%	0.81%	0.80%	0.78%	0.75%
1.10%		0.97%	0.94%	0.97%	0.94%	0.94%
(0.74%	)	(0.46% )	0.23%	2.72%	3.00%	1.27%
(1.00%	)	(0.61% )	0.10%	2.55%	2.84%	1.08%
65%		322%	225%	157%	118%	188%

15

Financial highlights

Delaware Inflation Protected Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended		Year ended
1/13/14[1]		7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
(Unaudited)

$9.160		$11.310	$11.030	$10.620	$10.020	$10.160

(0.034)		(0.104)	(0.058)	0.210	0.235	0.051
(0.136)		(1.178)	0.857	0.789	0.600	(0.014)

(0.170)		(1.282)	0.799	0.999	0.835	0.037

—		(0.064)	(0.116)	(0.246)	(0.235)	(0.120)
—		(0.803)	(0.403)	(0.343)	—	(0.057)
—		(0.001)	—	—	—	—

—		(0.868)	(0.519)	(0.589)	(0.235)	(0.177)

$8.990		$9.160	$11.310	$11.030	$10.620	$10.020

(1.86%	)	(12.20% )	7.52%	9.74%	8.40%	0.39%

$153		$324	$861	$1,121	$1,806	$1,886
0.84%		1.36%	1.56%	1.55%	1.53%	1.50%
1.85%		1.73%	1.69%	1.72%	1.69%	1.69%
(0.74%	)	(1.00% )	(0.52% )	1.97%	2.25%	0.52%
(1.75%	)	(1.37% )	(0.65% )	1.80%	2.09%	0.33%
65%		322%	225%	157%	118%	188%

17

Financial highlights

Delaware Inflation Protected Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended		Year ended
1/31/14[1]		7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
(Unaudited)

$9.140		$11.310	$11.030	$10.620	$10.020	$10.160

(0.068)		(0.127)	(0.058)	0.210	0.235	0.051
(0.142)		(1.175)	0.857	0.789	0.600	(0.014)

(0.210)		(1.302)	0.799	0.999	0.835	0.037

—		(0.064)	(0.116)	(0.246)	(0.235)	(0.120)
—		(0.803)	(0.403)	(0.343)	—	(0.057)
—		(0.001)	—	—	—	—

—		(0.868)	(0.519)	(0.589)	(0.235)	(0.177)

$8.930		$9.140	$11.310	$11.030	$10.620	$10.020

(2.30%	)	(12.39% )	7.52%	9.74%	8.40%	0.39%

$28,529		$47,629	$93,561	$89,740	$71,866	$40,352
1.59%		1.58%	1.56%	1.55%	1.53%	1.50%
1.85%		1.73%	1.69%	1.72%	1.69%	1.69%
(1.49%	)	(1.22% )	(0.52% )	1.97%	2.25%	0.52%
(1.75%	)	(1.37% )	(0.65% )	1.80%	2.09%	0.33%
65%		322%	225%	157%	118%	188%

19

Financial highlights

Delaware Inflation Protected Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended		Year ended
1/13/14[1]		7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
(Unaudited)

$9.210		$11.340	$11.040	$10.630	$10.100	$10.160

(0.022)		(0.023)	0.053	0.317	0.339	0.148
(0.138)		(1.192)	0.867	0.788	0.603	(0.014)

(0.160)		(1.215)	0.920	1.105	0.942	0.134

—		(0.111)	(0.217)	(0.352)	(0.412)	(0.137)
—		(0.803)	(0.403)	(0.343)	—	(0.057)
—		(0.001)	—	—	—	—

—		(0.915)	(0.620)	(0.695)	(0.412)	(0.194)

$9.050		$9.210	$11.340	$11.040	$10.630	$10.100

(1.74%	)	(11.51% )	8.59%	10.83%	9.51%	1.36%

$68,549		$109,284	$162,400	$140,221	$42,418	$95,132
0.59%		0.58%	0.56%	0.55%	0.53%	0.50%
0.85%		0.73%	0.69%	0.72%	0.69%	0.69%
(0.49%	)	(0.22% )	0.48%	2.97%	3.25%	1.52%
(0.75%	)	(0.37% )	0.35%	2.80%	3.09%	1.33%
65%		322%	225%	157%	118%	188%

21

Notes to financial statements
Delaware Inflation Protected Bond Fund	January 31, 2014 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Core Plus Bond Fund, Delaware Emerging Markets Debt Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Inflation Protected Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide inflation protection and current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Debt securities, credit default swap (CDS) contracts, inflation swap contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities and U.S. government securities, pricing vendors utilize matrix pricing, which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions

22

to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010–July 31, 2013) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

To Be Announced Trades (TBA) – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Inflation-Indexed Bonds – The Fund invests in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statement of operations, even though investors do not receive their principal until maturity.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of

23

Notes to financial statements

Delaware Inflation Protected Bond Fund

1. Significant Accounting Policies (continued)

realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statement of operations under the caption net realized loss on foreign currencies. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund expects to declare and pay dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually, usually in December. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Jan. 31, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended Jan. 31, 2014, the Fund earned $161 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

24

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to limit annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), to 0.59% of average daily net assets of the Fund from Aug. 1, 2013 through Jan. 31, 2014.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Jan. 31, 2014, the Fund was charged $4,916 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended Jan. 31, 2014, the amount charged by DSC was $22,472. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees from Aug. 1, 2013 through Jan. 31, 2014* in order to limit distribution and service fees of Class B shares to 0.25% of average daily net assets.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2014, the Fund was charged $3,101 for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees.

For the six months ended Jan. 31, 2014, DDLP earned $467 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2014, DDLP received gross CDSC commissions of $217 and $14 on redemptions of the Fund’s Class A and Class C shares, respectively, and these

25

Notes to financial statements

Delaware Inflation Protected Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

commissions were entirely used to offset upfront commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

* The contractual waiver period was Nov. 28, 2012 through Nov. 28, 2014.

3. Investments

For the six months ended Jan. 31, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$20,085,241
Purchases of U.S. government securities	104,792,409
Sales other than U.S. government securities	49,092,244
Sales of U.S. government securities	191,183,083

At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$159,880,366

Aggregate unrealized appreciation	$1,247,628
Aggregate unrealized depreciation	(5,898,978)

Net unrealized depreciation	$(4,651,350)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

26

Level 2	–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2014:

Level 2
Agency, Asset Backed & Mortgage Backed Securities	$34,434,004
Foreign Debt	4,775,851
Short-Term Investments	8,339,000
U.S. Treasury Obligations	107,680,161

Total	$155,229,016

Foreign Currency Exchange Contracts	$(9,275)
Swap Contracts	(374,663)

During the six months ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Jan. 31, 2014, there were no Level 3 investments.

27

Notes to financial statements

Delaware Inflation Protected Bond Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 1/31/14	Year Ended 7/31/13
Shares sold:
Class A	929,864	6,308,439
Class B	—	—
Class C	42,462	938,451
Institutional Class	1,035,441	6,627,766

Shares issued upon reinvestment of dividends and distributions:
Class A	—	1,576,996
Class B	—	5,717
Class C	—	652,371
Institutional Class	—	1,170,367

	2,007,767	17,280,107

Shares redeemed:
Class A	(6,104,967)	(19,166,367)
Class B	(18,311)	(46,480)
Class C	(2,060,535)	(4,647,848)
Institutional Class	(5,323,832)	(10,258,132)

	(13,507,645)	(34,118,827)

Net decrease	(11,499,878)	(16,838,720)

For the six months ended Jan. 31, 2014 and the year ended July 31, 2013, 1,902 Class B shares were converted to 1,897 Class A shares valued at $17,066 and 18,091 Class B shares were converted to 18,045 Class A shares valued at $186,379, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Fund along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above

28

and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Fund had no amounts outstanding as of Jan. 31, 2014, or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund entered into these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The Fund enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Future Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objectives. The Fund invested in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and

29

Notes to financial statements

Delaware Inflation Protected Bond Fund

6. Derivatives (continued)

the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At Jan. 31, 2014, there were no futures contracts outstanding.

Swap Contracts – The Fund may enter into interest rate swap contracts, inflation swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund invested in inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund entered into CDS contracts in order to hedge against a credit event and to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the manager.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps were used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Inflation Swaps. Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

30

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.

During the six months ended Jan. 31, 2014, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended Jan. 31, 2014, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to Jan. 31, 2014, and (2) trading CDS baskets these instruments through a central counterparty for trades entered on or after June 10, 2013. No CDS contracts were outstanding at Jan. 31, 2014.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements.

31

Notes to financial statements

Delaware Inflation Protected Bond Fund

6. Derivatives (continued)

Fair value of derivative instruments as of Jan. 31, 2014 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and		Assets and
	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain		Unrealized loss
	on foreign		on foreign
	currency		currency
	exchange		exchange
	contracts	$—	contracts	$(9,275)
Interest rate contracts (Inflation and interest rate swap contracts)	Unrealized gain		Unrealized loss
	on inflation and		on inflation and
	interest rate swap		interest rate swap
	contracts	688,808	contracts	(1,063,471)

Total		$688,808		$(1,072,746)

The effect of derivative instruments on the statement of operations for the six months ended Jan. 31, 2014 was as follows:

		Net Realized Loss on:
	Foreign	Financial
	Currency	Futures
	Transactions	Contracts	Swaps	Total
Forward currency exchange contracts	$(449,312)	$ —	$ —	$ (449,312)
Interest rate contracts	—	(605,317)	(200,689)	(806,006)
Credit contracts	—	—	(236,323)	(236,323)

Total	$(449,312)	$(605,317)	$(437,012)	$(1,491,641)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign	Financial
	Currency	Futures
	Transactions	Contracts	Swaps	Total
Forward currency exchange contracts	$369,117	$ —	$ —	$ 369,117
Interest rate contracts	—	(431,012)	(374,663)	(805,675)
Credit contracts	—	—	(377,509)	(377,509)

Total	$369,117	$(431,012)	$(752,172)	$(814,067)

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Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2014.

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	USD 407,912	USD 9,435,504
Futures contracts (average notional value)	—	24,557,168
CDS contracts (average notional value)*	2,816,929	—
Interest rate contracts (average notional value)	50,879,528	—

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

33

Notes to financial statements

Delaware Inflation Protected Bond Fund

7. Offsetting (continued)

At Jan. 31, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$2,101,149	$ (9,275)	$ 2,091,874
Banque of Montreal	350,192	—	350,192
Barclays Bank	—	(1,063,471)	(1,063,471)
BNP Paribas	5,887,659	—	5,887,659
Goldman Sachs Capital	345,856	—	345,856
Morgan Stanley Capital	342,952	—	342,952

Total	$9,027,808	$(1,072,746)	$ 7,955,062

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Bank of America Merrill Lynch	$2,091,874	$—	$—	$—	$—	$2,091,874
Bank of Montreal	350,192	—	—	—	—	350,192
Barclays Bank	(1,063,471)	—	—	—	560,000	(503,471)
BNP Paribas	5,887,659	—	—	—	—	5,887,659
Goldman Sachs Capital	345,856	—	—	—	(345,856)	—
Morgan Stanley Capital	342,952	—	—	—		342,952

Total	$7,955,062	$—	$—	$—	$214,144	$8,169,206

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan.

34

As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments® Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

The Fund had no securities out on loan as of Jan. 31, 2014.

9. Credit and Market Risk

The Fund primarily invests in inflation-protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation-protected bonds issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation-indexed bonds, have economic characteristics similar to inflation-indexed bonds.

35

Notes to financial statements

Delaware Inflation Protected Bond Fund

9. Credit and Market Risk (continued)

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

The Fund may invest up to 10% of its net assets in high yield, fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for

36

purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Jan. 31, 2014, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Fund’s financial statements.

37

Other Fund information (Unaudited)

Delaware Inflation Protected Bond Fund

Board consideration of Delaware Inflation Protected Bond Fund investment advisory agreement

At a meeting held on Aug. 20-22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Inflation Protected Bond Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent and quality of service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the

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privilege to combine holdings in other Delaware Investments® funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three- and five-year periods ended March 31, 2013. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional TIPS funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the five-year period was in the third quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

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Other Fund information (Unaudited)

Delaware Inflation Protected Bond Fund

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

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About the organization

Board of trustees
Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Inflation Protected Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

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Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GOVERNMENT FUND

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 3, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 3, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 3, 2014